UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: JUNE 30, 2016

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
June 30, 2016

Principal			Interest
Amount		Security		Rate*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-39.8%
		Federal Home Loan Bank:
$ 7,000	M	7/5/2016		0.29%	$6,999,774
6,000	M	7/6/2016		0.34	5,999,720
4,000	M	7/11/2016		0.35	3,999,611
5,000	M	7/22/2016		0.34	4,999,008
4,000	M	7/25/2016		0.35	3,999,066
2,000	M	8/24/2016		0.46	1,998,619
2,500	M	8/29/2016		0.39	2,498,402
3,000	M	9/6/2016		0.39	2,997,822
3,000	M	9/7/2016		0.39	2,997,775
4,750	M	11/18/2016		0.37	4,743,165
2,200	M	12/15/2016		0.61	2,193,773
5,000	M	12/23/2016		0.51	4,987,651
Total Value of U.S. Government Agency Obligations (cost $48,414,386)					48,414,386
		VARIABLE AND FLOATING RATE NOTES-34.1%
		Federal Farm Credit Bank:
3,000	M	8/10/2016		0.42	2,999,681
4,700	M	8/26/2016		0.47	4,699,763
1,595	M	9/12/2016		0.48	1,595,004
5,000	M	11/15/2016		0.49	5,000,578
1,030	M	12/19/2016		0.43	1,029,634
5,500	M	4/20/2017		0.50	5,500,892
		Federal Home Loan Bank:
5,000	M	7/25/2016		0.44	5,000,000
5,000	M	1/27/2017		0.44	5,000,037
5,000	M	Mississippi Business Fin. Corp. (Chevron USA, Inc.) 12/1/2030		0.38	5,000,000
5,675	M	Valdez, AK Marine Terminal Rev. (Exxon Pipeline Co., Project B), 12/1/2033		0.37	5,675,000
Total Value of Variable and Floating Rate Notes (cost $41,500,589)					41,500,589
		CORPORATE NOTES-19.7%
4,000	M	Apple, Inc., 8/15/2016	(a)	0.46	3,997,699
5,000	M	Coca-Cola Co., 8/24/2016	(a)	0.48	4,996,398
5,000	M	Microsoft Corp., 8/3/2016	(a)	0.40	4,998,166
5,000	M	PepsiCo, Inc., 8/26/2016	(a)	0.42	4,996,733
5,000	M	Pfizer, Inc., 9/19/2016	(a)	0.46	4,994,888
Total Value of Corporate Notes (cost $23,983,884)					23,983,884
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-5.0%
6,000	M	U.S. Treasury Bills, 8/18/2016 (cost $5,998,480)		0.19	5,998,480
Total Value of Investments (cost $119,897,339)**		98.6%			119,897,339
Other Assets, Less Liabilities		1.4			1,694,699
Net Assets		100.0%			$121,592,038

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2016.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2016, the Fund held five Section 4(2) securities with an aggregate value of $23,983,884 representing 19.7% of the Fund's net assets.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$-	$48,414,386	$-	$48,414,386
Variable and Floating Rate Notes:
U.S. Government Agency
Obligations	-	30,825,589	-	30,825,589
Municipal Bonds	-	10,675,000	-	10,675,000
Corporate Notes	-	23,983,884	-	23,983,884
Short-Term U.S. Government
Obligations	-	5,998,480	-	5,998,480
Total Investments in Securities	$-	$119,897,339	$-	$119,897,339

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
BALANCED INCOME FUND
June 30, 2016

Shares or
Principal
Amount		Security		Value
		COMMON STOCKS-37.8%
		Consumer Discretionary-3.9%
4,300		American Eagle Outfitters, Inc.		$68,499
4,900		Ford Motor Company		61,593
1,900		Johnson Controls, Inc.		84,094
1,900		L Brands, Inc.		127,547
2,700		Newell Brands, Inc.		131,139
2,600		Regal Entertainment Group - Class "A"		57,304
8,000		Stein Mart, Inc.		61,760
2,300		Tupperware Brands Corporation		129,444
450		Whirlpool Corporation		74,988
1,200		Wyndham Worldwide Corporation		85,476
				881,844
		Consumer Staples-5.7%
4,000		Altria Group, Inc.		275,840
2,500		Coca-Cola Company		113,325
3,900		Koninklijke Ahold NV (ADR)		86,268
1,150		Nu Skin Enterprises, Inc. - Class "A"		53,118
1,800		PepsiCo, Inc.		190,692
2,800		Philip Morris International, Inc.		284,816
1,000		Procter & Gamble Company		84,670
1,800		Sysco Corporation		91,332
1,700		Wal-Mart Stores, Inc.		124,134
				1,304,195
		Energy-1.8%
400		Chevron Corporation		41,932
900		ExxonMobil Corporation		84,366
850		Marathon Petroleum Corporation		32,266
450		Occidental Petroleum Corporation		34,002
2,300		PBF Energy, Inc. - Class "A"		54,694
400		Phillips 66		31,736
900		Royal Dutch Shell, PLC - Class "A" (ADR)		49,698
300		Schlumberger, Ltd.		23,724
1,800		Suncor Energy, Inc.		49,914
				402,332
		Financials-5.7%
1,050		Ameriprise Financial, Inc.		94,342
1,900		Berkshire Hills Bancorp, Inc.		51,148
4,300		Brixmor Property Group, Inc. (REIT)		113,778
2,400		Chesapeake Lodging Trust (REIT)		55,800
700		Chubb, Ltd.		91,497
2,100		Discover Financial Services		112,539
9,300		FelCor Lodging Trust, Inc. (REIT)		57,939
1,850		JPMorgan Chase & Company		114,959
2,200		MetLife, Inc.		87,626
950		PNC Financial Services Group, Inc.		77,321
5,400		Sunstone Hotel Investors, Inc. (REIT)		65,178
2,200		Tanger Factory Outlet Centers, Inc. (REIT)		88,396
2,500		U.S. Bancorp		100,825
2,700		Urstadt Biddle Properties, Inc. - Class "A" (REIT)		66,906
2,800		Waddell & Reed Financial, Inc. - Class "A"		48,216
1,550		Wells Fargo & Company		73,362
				1,299,832
		Health Care-4.7%
2,950		Abbott Laboratories		115,964
3,250		AbbVie, Inc.		201,207
3,900		GlaxoSmithKline, PLC (ADR)		169,026
1,850		Johnson & Johnson		224,405
2,300		Merck & Company, Inc.		132,503
6,750		Pfizer, Inc.		237,668
				1,080,773
		Industrials-4.1%
1,200		3M Company		210,144
3,000		General Electric Company		94,440
1,250		Honeywell International, Inc.		145,400
3,100		Koninklijke Philips NV (ADR)		77,314
800		Lockheed Martin Corporation		198,536
5,500		TAL International Group, Inc.		73,755
2,300		Textainer Group Holdings, Ltd.		25,622
800		Tyco International, PLC		34,080
700		United Technologies Corporation		71,785
				931,076
		Information Technology-5.8%
2,200		Apple, Inc.		210,320
3,100		Applied Materials, Inc.		74,307
5,400		Cisco Systems, Inc.		154,926
3,700		HP, Inc.		46,435
2,700		Intel Corporation		88,560
700		International Business Machines Corporation		106,246
3,700		Maxim Integrated Products, Inc.		132,053
4,000		Microsoft Corporation		204,680
2,800		QUALCOMM, Inc.		149,996
4,100		Symantec Corporation		84,214
5,100		Travelport Worldwide, Ltd.		65,739
				1,317,476
		Materials-.8%
550		Praxair, Inc.		61,815
1,200		RPM International, Inc.		59,940
2,700		Steel Dynamics, Inc.		66,150
				187,905
		Telecommunication Services-1.7%
4,900		AT&T, Inc.		211,729
3,200		Verizon Communications, Inc.		178,688
				390,417
		Utilities-3.6%
2,200		AGL Resources, Inc.		145,134
1,700		Black Hills Corporation		107,168
1,850		Duke Energy Corporation		158,711
2,400		Exelon Corporation		87,264
3,400		NiSource, Inc.		90,168
1,600		SCANA Corporation		121,056
1,500		WEC Energy Group, Inc.		97,950
				807,451
Total Value of Common Stocks (cost $8,090,298)				8,603,301
		CORPORATE BONDS-32.2%
		Aerospace/Defense-.9%
$ 200	M	Rolls-Royce, PLC, 3.625%, 10/14/2025	(a)	212,520
		Automotive-1.4%
100	M	Johnson Controls, Inc., 5%, 3/30/2020		109,513
200	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026		210,118
				319,631
		Chemicals-.9%
100	M	Agrium, Inc., 3.375%, 3/15/2025		101,907
100	M	Dow Chemical Co., 4.25%, 11/15/2020		109,512
				211,419
		Energy-.4%
100	M	Plains All American Pipeline, LP, 5.875%, 8/15/2016		100,482
		Financial Services-2.8%
300	M	American International Group, Inc., 3.75%, 7/10/2025		306,330
100	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020		112,114
100	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022		108,013
100	M	General Electric Capital Corp., 3.1%, 1/9/2023		106,916
				633,373
		Financials-10.2%
200	M	Bank of America Corp., 5.875%, 2/7/2042		253,374
200	M	Capital One Financial Corp., 3.75%, 4/24/2024		209,007
		Citigroup, Inc.:
200	M	4.5%, 1/14/2022		221,341
100	M	3.7%, 1/12/2026		105,480
200	M	Deutsche Bank AG, 3.7%, 5/30/2024		199,148
100	M	General Motors Financial Co., 5.25%, 3/1/2026		108,912
200	M	Goldman Sachs Group, Inc., 3.625%, 1/22/2023		210,097
100	M	JPMorgan Chase & Co., 4.5%, 1/24/2022		111,367
		Morgan Stanley:
100	M	5.5%, 7/28/2021		114,315
100	M	7.25%, 4/1/2032		138,982
200	M	U.S. Bancorp, 3.6%, 9/11/2024		215,663
200	M	Visa, Inc., 3.15%, 12/14/2025		214,079
		Wells Fargo & Co.:
100	M	3.9%, 5/1/2045		105,238
100	M	5.606%, 1/15/2044		119,897
				2,326,900
		Food/Beverage/Tobacco-1.0%
200	M	Anheuser-Busch InBev Finance, Inc., 4.7%, 2/1/2036		225,475
		Food/Drug-1.0%
200	M	CVS Health Corp., 3.875%, 7/20/2025		220,409
		Health Care-1.0%
200	M	Gilead Sciences, Inc., 3.65%, 3/1/2026		217,897
		Information Technology-1.3%
100	M	Apple, Inc., 2.5%, 2/9/2025		101,689
		Oracle Corp:
100	M	2.95%, 5/15/2025		104,047
100	M	2.65%, 7/15/2026	(b)	100,380
				306,116
		Media-Broadcasting-1.0%
200	M	Comcast Corp., 4.25%, 1/15/2033		221,073
		Real Estate Investment Trusts-3.3%
200	M	AvalonBay Communities, Inc., 3.5%, 11/15/2024		211,026
100	M	ERP Operating, LP, 3.375%, 6/1/2025		105,674
200	M	Prologis, LP, 3.75%, 11/1/2025		213,578
200	M	Simon Property Group, LP, 3.375%, 10/1/2024		214,752
				745,030
		Retail-General Merchandise-1.0%
200	M	Amazon.com, Inc., 4.8%, 12/5/2034		235,978
		Telecommunications-1.5%
100	M	AT&T, Inc., 3.8%, 3/15/2022		106,368
200	M	Verizon Communications, Inc., 5.15%, 9/15/2023		233,282
				339,650
		Transportation-1.1%
200	M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043		244,668
		Utilities-3.4%
200	M	Dominion Resources, Inc., 3.9%, 10/1/2025		214,656
200	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044		220,803
200	M	Ohio Power Co., 5.375%, 10/1/2021		232,479
100	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044		107,351
				775,289
Total Value of Corporate Bonds (cost $7,086,622)				7,335,910
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-10.8%
		Fannie Mae
674	M	3%, 5/1/2029 - 7/14/2046	(b)	702,383
1,051	M	3.5%, 9/1/2045 - 7/14/2046	(b)	1,110,258
498	M	4%, 10/1/2035 - 7/14/2046	(b)	534,037
87	M	5%, 8/1/2039		97,716
Total Value of Residential Mortgage-Backed Securities (cost $2,431,373)				2,444,394
		U.S. GOVERNMENT OBLIGATIONS-10.5%
		U.S. Treasury Notes:
1,075	M	0.3372%, 7/31/2017	+	1,075,215
1,300	M	0.5322%, 1/31/2018	+	1,302,769
Total Value of U.S. Government Obligations (cost $2,376,209)				2,377,984
		EXCHANGE TRADED FUNDS-2.5%
6,650		iShares iBoxx USD High Yield Corporate Bond ETF (ETF) (cost $550,093)		563,188
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-7.9%
		Federal Home Loan Bank:
800	M	0.27%, 7/21/2016		799,929
1,000	M	0.35%, 8/26/2016		999,627
Total Value of Short-Term U.S. Government Agency Obligations (cost $1,799,336)				1,799,556
Total Value of Investments (cost $22,333,931)		101.7%		23,124,333
Excess of Liabilities Over Other Assets		(1.7)		(380,233)
Net Assets		100.0%		$22,744,100

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2016, the Fund held one 144A security with a value of $212,520 representing 0.9% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2016.

At June 30, 2016, the cost of investments for federal income tax purposes was
$22,333,931. Accumulated net unrealized appreciation on investments was
$790,402, consisting of $969,147 gross unrealized appreciation and $178,745 gross unrealized depreciation.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
USD United States Dollar

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$8,603,301	$-	$-	$8,603,301
Corporate Bonds	-	7,335,910	-	7,335,910
Residential
Mortgage-Backed Securities	-	2,444,394	-	2,444,394
U.S. Government Obligations	-	2,377,984	-	2,377,984
Exchange Traded Funds	-	563,188	-	563,188
Short-Term U.S. Government
Agency Obligations	-	1,799,556	-	1,799,556
Total Investments in Securities*	$8,603,301	$14,521,032	$-	$23,124,333

*The Portfolio of Investments provides information on the industry categorization of common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FLOATING RATE FUND
June 30, 2016

Principal
Amount		Security		Value
		LOAN PARTICIPATIONS+-85.4%
		Aerospace/Defense-1.4%
$ 539	M	B/E Aerospace, Inc., 3.75%, 11/2/2022		$541,815
1,366	M	TransDigm, Inc., 3.75%, 2/28/2020		1,351,286
				1,893,101
		Automotive-3.2%
1,029	M	CS Intermediate Holdco 2, LLC, 4%, 4/4/2021		1,025,570
751	M	FCA U.S., LLC, 3.5%, 5/24/2017		752,303
991	M	KAR Auction Services, Inc., 3.9375%, 3/11/2021		992,044
836	M	Key Safety Systems, Inc., 5.5%, 8/29/2021		836,445
670	M	TI Group Automotive Systems, LLC, 4.5%, 6/30/2022		662,402
				4,268,764
		Building Materials-2.2%
650	M	Builders FirstSource, Inc., 6%, 7/29/2022		1,195,203
496	M	Headwaters Inc., 4%, 3/24/2022		496,250
1,301	M	USIC Holdings, Inc., 4%, 7/10/2020	(a)	1,258,787
				2,950,240
		Chemicals-5.6%
990	M	A. Schulman, Inc., 4%, 6/01/2022		985,051
297	M	Allnex Luxembourg & Cy SCA, Inc., 4.5%, 10/3/2019		295,464
154	M	Allnex USA, Inc., 4.5%, 10/3/2019		153,302
676	M	Axalta Coating Systems Dutch Holdings BBV, 3.75%, 2/1/2020		675,074
964	M	Emerald Performance Materials, LLC, 4.5%, 7/30/2021		960,098
997	M	Huntsman International, LLC., 3.75%, 10/1/2021		997,052
668	M	Methanol Holdings Trinidad, Inc., 4.25%, 6/30/2022		644,861
1,250	M	PQ Corp., 5.75%, 11/4/2022		1,251,563
500	M	Trinseo Materials Operating SCA, 4.25%, 11/5/2021		498,124
919	M	Univar USA, Inc., 4.25%, 7/1/2022		907,100
				7,367,689
		Consumer Non-Durables-1.7%
1,229	M	Reynolds Group Holdings, Inc., 4.5%, 12/1/2018		1,230,546
1,042	M	Spectrum Brands, Inc., 3.5067%, 6/23/2022		1,043,941
				2,274,487
		Energy-1.3%
887	M	Granite Acquisition, Inc., 5%, 12/17/2021		859,718
925	M	Jonah Energy, LLC, 7.5%, 5/12/2021		818,625
				1,678,343
		Financial Services-2.8%
1,728	M	Delos Finance Sarl, 3.5%, 3/6/2021		1,727,281
497	M	Ineos U.S. Finance, LLC, 3.75%, 12/15/2020		487,735
1,481	M	RPI Finance, 3.5%, 11/9/2020		1,482,778
				3,697,794
		Food/Beverage/Tobacco-4.0%
788	M	Aramark Corp., 3.25%, 9/7/2019		789,266
533	M	B&G Foods, Inc., 3.75%, 11/02/2022		535,425
941	M	JBS USA, LLC, 3.75%, 5/25/2018		941,793
947	M	Keurig Green Mountain Inc., 5.25%, 3/3/2023		947,259
		Pinnacle Foods Finance, LLC:
732	M	3.25%, 4/29/2020		732,529
748	M	3.75%, 1/13/2023		752,225
583	M	Post Holdings, Inc., 3.75%, 6/2/2021		584,908
				5,283,405
		Food/Drug-2.0%
623	M	Albertson's, LLC, 5.5%, 12/21/2022		623,925
2,075	M	Rite Aid Corp., 4.875%, 6/21/2021		2,079,323
				2,703,248
		Forest Products/Container-3.6%
983	M	Ardagh Holdings USA, Inc., 4%, 12/17/2019		982,364
		Berry Plastics Group, Inc.:
717	M	3.5%, 2/8/2020		712,717
924	M	3.75%, 10/01/2022		917,799
724	M	BWAY Holding Co., 5.55193%, 8/14/2020		721,093
710	M	Exopack Holdings SA, 4.5%, 5/8/2019		704,461
740	M	Owens-Brockway Glass Container, Inc., 3.5%, 9/1/2022		739,522
				4,777,956
		Gaming/Leisure-5.1%
883	M	AMC Entertainment, Inc., 4%, 12/15/2022		883,657
925	M	ClubCorp Club Operations, Inc., 4.25%, 12/15/2022		923,843
1,271	M	Hilton Worldwide Finance, LLC, 3.5%, 10/26/2020		1,272,451
1,075	M	La Quinta Intermediate Holdings, LLC, 3.75%, 4/14/2021		1,049,617
1,476	M	Live Nation Entertainment, Inc., 3.5%, 8/17/2020		1,476,561
284	M	Pinnacle Entertainment, Inc., 3.75%, 4/28/2023		283,833
876	M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020		873,731
				6,763,693
		Health Care-9.8%
1,019	M	Acadia Healthcare Co., Inc., 4.25%, 2/11/2022		1,008,362
		Community Health Systems, Inc.:
228	M	3.75%, 12/31/2019		221,442
769	M	4%, 1/27/2021		748,892
1,141	M	ConvaTec, Inc., 4.25%, 6/15/2020		1,134,925
569	M	DaVita Health Care Partners, Inc., 3.5%, 6/24/2021		570,437
1,169	M	Envision Healthcare Corp., 4.5%, 10/28/2022		1,170,587
445	M	ExamWorks Group, Inc., 4.75%, 6/17/2023	(a)	445,278
536	M	Grifols Worldwide Operations USA, Inc., 3.4603%, 2/27/2021		536,727
997	M	IMS Health, Inc., 3.5%, 3/17/2021	(a)	991,049
571	M	Kindred Healthcare, Inc., 4.25%, 4/9/2021		556,377
569	M	Mallinckrodt International Finance SA, 3.5%, 3/19/2021		563,278
236	M	Medpace Holdings, Inc., 4.75%, 4/1/2021		234,746
555	M	MultiPlan, Inc., 5%, 6/7/2023		556,503
1,155	M	NBTY, Inc., 5%, 5/5/2023		1,147,240
411	M	Onex Carestream Health, Inc., 5%, 6/7/2019		394,936
546	M	Select Medical Corp., 6%, 6/1/2018		546,266
2,205	M	Valeant Pharmaceuticals International, Inc., 4.75%, 12/11/2019		2,149,416
				12,976,461
		Information Technology-6.5%
378	M	Activision Blizzard, Inc., 3.25%, 10/13/2020		379,551
331	M	ARRIS Enterprises, Inc., 3.5%, 4/17/2020		327,375
1,745	M	Avago Technologies Cayman, Ltd., 4.25%, 11/3/2022		1,746,716
1,763	M	Dell International, LLC, 4%, 6/2/2023	(a)	1,754,838
1,275	M	Global Payments, Inc., 3.9603%, 4/22/2023		1,285,360
489	M	Kronos, Inc., 4.5%, 10/30/2019		489,494
756	M	Match Group, Inc., 5.5%, 11/16/2022		759,876
1,000	M	Microsemi Corp., 5.25%, 1/15/2023	(a)	990,000
925	M	Western Digital Corp., 6.25%, 4/29/2023		925,000
				8,658,210
		Manufacturing-7.2%
1,128	M	Brand Energy & Infrastructure Services, Inc., 4.75%, 11/26/2020	(a)	1,097,904
982	M	Filtration Group Corp., 4.25%, 11/23/2020	(a)	978,576
683	M	Gardner Denver, Inc., 4.25%, 7/30/2020		627,798
995	M	HD Supply, Inc., 3.75%, 8/13/2021		995,000
977	M	Husky Injection Molding System, 4.25%, 6/30/2021		971,308
1,021	M	Mirror BidCo Corp., 4.25%, 12/28/2019		1,020,723
940	M	Onex Wizard Acquisition Co. I Sarl, 4.25%, 3/11/2022		934,905
1,188	M	Rexnord, LLC, 4%, 8/21/2020	(a)	1,178,598
492	M	Trinseo Materials Operating SCA, 4.25%, 11/5/2021		490,641
1,251	M	U.S. Farathane, LLC, 5.75%, 12/23/2021	(a)	1,252,064
				9,547,517
		Media-Cable TV-4.3%
1,750	M	Altice U.S. Finance 1, Corp., 4.25%, 12/14/2022		1,750,063
1,375	M	CCO Safari III, LLC, 3.5%, 1/24/2023		1,377,063
1,025	M	CSC Holdings, LLC, 5%, 10/9/2022		1,026,922
888	M	Gray Television, Inc., 3.9375%, 6/13/2021		889,521
619	M	Raycom TV Broadcasting, LLC, 3.75%, 8/4/2021		612,785
				5,656,354
		Media-Diversified-2.0%
1,197	M	Media General, Inc., 4%, 7/31/2020		1,197,429
609	M	Tribune Media Co., 3.75%, 12/27/2020		608,868
825	M	Virgin Media Investment Holdings, Ltd., 3.6492%, 6/30/2023		803,344
				2,609,641
		Metals/Mining-3.3%
762	M	FMG Resources (August 2006), 4.25%, 6/30/2019		728,393
955	M	McJunkin Red Man Corp., 5%, 11/8/2019		928,325
1,192	M	Novelis, Inc., 4%, 6/2/2022		1,182,174
888	M	TMS International Corp., 4.5%, 10/16/2020		828,411
675	M	Zekelman Industries, Inc., 6%, 6/14/2021	(a)	673,313
				4,340,616
		Real Estate Investment Trusts-.7%
982	M	Realogy Group, LLC, 3.75%, 3/5/2020		982,982
		Retail-General Merchandise-7.7%
923	M	1-800 Contacts, 5.25%, 1/22/2023		922,110
814	M	Dollar Tree, Inc., 3.5%, 7/6/2022		814,974
522	M	General Nutrition Centers, Inc., 3.25%, 3/4/2019		515,398
988	M	Hanesbrands, Inc., 3.25%, 4/29/2022		992,438
725	M	Hertz Corp., 3.75%, 6/30/2023	(a)	725,906
909	M	Landry's, Inc., 4%, 4/24/2018	(a)	910,175
806	M	Michaels Stores, Inc., 4%, 1/28/2020		806,911
878	M	Neiman Marcus Group, Inc., 4.25%, 10/25/2020		789,795
1,140	M	Party City Holdings, Inc., 4.25%, 8/19/2022		1,126,331
990	M	PetSmart, Inc., 4.25%, 3/11/2022		987,277
1,085	M	Restaurant Brands, Inc., 3.75%, 12/10/2021		1,086,108
525	M	Yum! Brands, Inc., 3.1923%, 6/17/2023		526,149
				10,203,572
		Services-2.6%
574	M	AECOM, 3.75%, 10/15/2021		575,875
824	M	Allied Security Holdings, LLC, 4.25%, 2/12/2021		825,316
968	M	Brickman Group, Ltd., LLC, 4%, 12/18/2020		952,931
628	M	Doosan Infrascore International, Inc., 4.5%, 5/28/2021		629,917
472	M	Monitronics International, Inc., 4.25%, 3/23/2018		467,986
				3,452,025
		Telecommunications-3.3%
1,141	M	CommScope, Inc., 3.75,12/29/2022		1,143,753
		Level 3 Financing, Inc.:
285	M	3.5%, 5/31/2022		284,346
1,000	M	4%, 8/1/2019		1,000,313
		Numericable U.S., LLC:
675	M	5%, 1/8/2024		672,891
675	M	5%, 1/15/2024		672,891
650	M	Telenet Group Holding, 4.25%, 6/30/2024	(a)	645,532
				4,419,726
		Utilities-1.6%
966	M	Calpine Corp., 3.5%, 5/27/2022		955,810
1,231	M	Dynegy, Inc., 4%, 4/23/2020		1,209,454
				2,165,264
		Waste Management-.8%
1,032	M	ADS Waste Holdings, Inc., 3.75%, 10/9/2019		1,019,753
		Wireless Communications-2.7%
1,087	M	GCI Holdings, Inc., 4%, 2/2/2022		1,082,793
1,350	M	Intelsat Jackson Holdings, Ltd., 3.75%, 6/30/2019		1,230,186
1,179	M	Telesat Canada, 3.5%, 3/28/2019		1,174,391
149	M	T-Mobile USA, Inc., 3.5%, 11/9/2022		149,872
				3,637,242
Total Value of Loan Participations (cost $112,842,209)				113,328,083
		CORPORATE BONDS-8.1%
		Automotive-.5%
610	M	American Axle & Manufacturing, Inc., 7.75%, 11/15/2019		680,150
		Consumer Non-Durables-.5%
		Reynolds Group Issuer, Inc.
400	M	7.125%, 4/15/2019	(b)	406,282
225	M	3.5%, 7/15/2021		226,125
				632,407
		Energy-.6%
750	M	Targa Resources Partners, LP, 4.125%, 11/15/2019		746,250
		Financials-.4%
626	M	Consolidated Energy Finance SA, 6.75%, 10/15/2019	(b)	591,570
		Gaming/Leisure-.2%
325	M	Live Nation Entertainment, Inc., 7%, 9/1/2020	(b)	338,538
		Health Care-1.1%
800	M	Centene Corp., 5.625%, 2/15/2021	(b)	836,000
150	M	Endo Finance, LLC, 7.75%, 1/15/2022	(b)	139,874
450	M	Molina Healthcare, Inc., 5.375%, 11/15/2022	(b)	451,125
				1,426,999
		Manufacturing-.2%
150	M	HD Supply, Inc., 5.75%, 4/15/2024	(b)	156,375
150	M	Masco Corp., 3.5%, 4/1/2021		153,795
				310,170
		Media-Broadcasting-.4%
550	M	Sinclair Television Group, Inc., 6.375%, 11/1/2021		580,250
		Media-Cable TV-.9%
550	M	Cablevision Systems Corp., 8.625%, 9/15/2017		581,625
500	M	DISH DBS Corp., 7.875%, 9/1/2019		552,500
				1,134,125
		Metals/Mining-1.2%
		Novelis, Inc.:
750	M	8.375%, 12/15/2017		767,344
225	M	8.75%, 12/15/2020		234,664
550	M	Steel Dynamics, Inc., 6.125%, 8/15/2019		569,594
				1,571,602
		Real Estate-.4%
500	M	Iron Mountain, Inc., 6%, 10/1/2020	(b)	524,375
		Telecommunications-.4%
250	M	Frontier Communications Corp., 8.875%, 9/15/2020		267,813
225	M	Wind Acquisition Finance SA, 4.75%, 7/15/2020	(b)	221,625
25	M	Windstream Services, LLC, 7.75%, 10/15/2020		24,625
				514,063
		Utilities-.2%
305	M	Calpine Corp., 6%, 1/15/2022	(b)	321,013
		Wireless Communications-1.1%
850	M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020		879,750
518	M	UPCB Finance V, Ltd., 7.25%, 11/15/2021	(b)	541,434
				1,421,184
Total Value of Corporate Bonds (cost $11,823,051)				10,792,696
		VARIABLE AND FLOATING RATE NOTES-.2%
		Utilities
219	M	AES Corp., 3.4142%, 6/1/2019 (cost $221,104)+		219,000
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-6.0%
8,000	M	U.S. Treasury Bills, 0.195%, 7/28/2016 (cost $7,998,830)		7,998,968
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.3%
3,000	M	Federal Home Loan Bank, 0.345%, 7/12/2016 (cost $2,999,684)		2,999,853
Total Value of Investments (cost $135,884,878)		102.0%		135,338,600
Excess of Liabilities Over Other Assets		(2.0)		(2,693,456)
Net Assets		100.0%		$132,645,144

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2016, the Fund held eleven 144A securities with an aggregate value of $4,528,211 representing 3.4% of the Fund's net assets.

+	The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2016.

At June 30, 2016, the cost of investments for federal income tax purposes was
$135,884,878. Accumulated net unrealized depreciation on investments was
$546,278, consisting of $562,375 gross unrealized appreciation and $1,108,653 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Loan Participations	$-	$113,328,083	$-	$113,328,083
Corporate Bonds	-	10,792,696	-	10,792,696
Variable and Floating Rate Notes	-	219,000	-	219,000
Short-Term U.S. Government
Obligations	-	7,998,968	-	7,998,968
Short-Term U.S. Government
Agency Obligations	-	2,999,853	-	2,999,853
Total Investments in Securities*	$-	$135,338,600	$-	$135,338,600

* The Portfolio of Investments provides information on the industry categorization of loan participations, corporate bonds and variable and floating rate notes.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
June 30, 2016

Principal
Amount		Security		Value
		CORPORATE BONDS-88.3%
		Aerospace/Defense-.6%
		Meccanica Holdings USA, Inc.:
$1,025	M	6.25%, 7/15/2019	(a)	$ 1,114,688
1,871	M	7.375%, 7/15/2039	(a)	1,973,905
750	M	6.25%, 1/15/2040	(a)	705,000
				3,793,593
		Automotive-4.9%
		American Axle & Manufacturing, Inc.:
3,400	M	6.25%, 3/15/2021		3,540,250
1,175	M	6.625%, 10/15/2022		1,263,125
1,725	M	Asbury Automotive Group, Inc., 6%, 12/15/2024		1,746,562
		Dana Holding Corp.:
2,000	M	6%, 9/15/2023		2,040,000
700	M	5.5%, 12/15/2024		668,500
		Fiat Chrysler Automobiles NV:
925	M	4.5%, 4/15/2020		937,719
1,850	M	5.25%, 4/15/2023		1,845,375
1,475	M	Goodyear Tire & Rubber Co., 7%, 5/15/2022		1,576,406
		Group 1 Automotive, Inc.:
2,375	M	5%, 6/1/2022		2,351,250
1,425	M	5.25%, 12/15/2023	(a)	1,407,187
1,600	M	Hertz Corp., 6.75%, 4/15/2019		1,633,723
3,650	M	LKQ Corp., 4.75%, 5/15/2023		3,604,375
2,700	M	Meritor, Inc., 6.25%, 2/15/2024		2,322,000
3,050	M	Omega U.S. Sub, LLC, 8.75%, 7/15/2023	(a)	3,004,250
1,000	M	Oshkosh Corp., 5.375%, 3/1/2022		1,035,000
2,050	M	Schaeffler Finance BV, 4.75%, 5/15/2021	(a)	2,103,813
		ZF North America Capital, Inc.:
550	M	4%, 4/29/2020	(a)	563,750
1,225	M	4.5%, 4/29/2022	(a)	1,246,438
				32,889,723
		Building Materials-.9%
1,950	M	Building Materials Corp., 5.375%, 11/15/2024	(a)	1,993,875
2,575	M	Griffon Corp., 5.25%, 3/1/2022		2,552,469
		Standard Industries, Inc.:
50	M	5.125%, 2/15/2021	(a)	51,625
1,375	M	5.5%, 2/15/2023	(a)	1,412,813
				6,010,782
		Chemicals-2.3%
		Blue Cube Spinco, Inc.:
850	M	9.75%, 10/15/2023	(a)	988,125
2,700	M	10%, 10/15/2025	(a)	3,132,000
1,875	M	CVR Partners, LP, 9.25%, 6/15/2023	(a)	1,914,844
1,675	M	PolyOne Corp., 5.25%, 3/15/2023		1,695,938
825	M	PQ Corp., 6.75%, 11/15/2022	(a)	862,125
1,350	M	TPC Group, Inc., 8.75%, 12/15/2020	(a)	1,063,125
1,290	M	Trinseo SA, 6.75%, 5/1/2022	(a)	1,290,000
2,575	M	Univar USA, Inc., 6.75%, 7/15/2023	(a)	2,555,688
		W.R. Grace & Co.:
1,250	M	5.125%, 10/1/2021	(a)	1,287,500
525	M	5.625%, 10/1/2024	(a)	540,094
				15,329,439
		Consumer Non-Durables-2.0%
2,925	M	Levi Strauss & Co., 6.875%, 5/1/2022		3,118,781
		Reynolds Group Issuer, Inc.:
2,875	M	5.75%, 10/15/2020		2,975,625
850	M	5.125%, 7/15/2023	(a)	861,688
		Spectrum Brands Escrow Corp.:
1,375	M	6.375%, 11/15/2020		1,438,594
1,480	M	6.625%, 11/15/2022		1,578,050
3,200	M	Wolverine World Wide, Inc., 6.125%, 10/15/2020		3,324,000
				13,296,738
		Energy-9.1%
		AmeriGas Finance, LLC:
1,250	M	7%, 5/20/2022		1,325,775
775	M	5.625%, 5/20/2024		781,781
775	M	5.875%, 8/20/2026		777,906
		Anadarko Petroleum Corp.:
775	M	4.5%, 7/15/2044		714,510
225	M	3.45%, 7/15/2024		220,306
		Antero Midstream Partners, LP:
550	M	6%, 12/1/2020		558,712
950	M	5.375%, 11/1/2021		933,375
925	M	Antero Resources Corp., 5.125%, 12/1/2022		892,625
1,375	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022	(a)	1,309,687
1,600	M	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		1,548,000
2,425	M	Cheniere Corpus Christi Holdings, LLC, 7%, 6/30/2024	(a)	2,493,215
600	M	Concho Resources, Inc., 5.5%, 10/1/2022		606,000
		Continental Resources, Inc.:
1,850	M	4.5%, 4/15/2023		1,734,375
2,050	M	3.8%, 6/1/2024		1,798,875
825	M	4.9%, 6/1/2044		684,750
1,725	M	Crestwood Midstream Partners, LP, 6.25%, 4/1/2023	(a)	1,595,625
1,350	M	Exterran Partners, LP, 6%, 10/1/2022		1,201,500
1,125	M	Ferrellgas Partners, LP, 6.75%, 6/15/2023	(a)	992,812
1,675	M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021		1,561,937
		Genesis Energy, LP:
525	M	5.75%, 2/15/2021		498,750
1,400	M	6.75%, 8/1/2022		1,365,000
1,050	M	6%, 5/15/2023		987,000
500	M	5.625%, 6/15/2024		457,500
1,375	M	Gibson Energy, Inc., 6.75%, 7/15/2021	(a)	1,375,000
1,575	M	Gulfport Energy Corp., 7.75%, 11/1/2020		1,626,187
1,425	M	Hilcorp Energy I, 5.75%, 10/1/2025	(a)	1,368,000
600	M	Laredo Petroleum, Inc., 5.625%, 1/15/2022		564,000
		Marathon Oil Corp.:
125	M	2.7%, 6/1/2020		117,819
2,350	M	2.8%, 11/1/2022		2,134,305
1,400	M	Matador Resources Co., 6.875%, 4/15/2023		1,435,000
		MPLX, LP:
800	M	4.5%, 7/15/2023	(a)	776,537
1,500	M	4.875%, 12/1/2024	(a)	1,463,727
1,113	M	4.875%, 6/1/2025	(a)	1,089,699
		NuStar Logistics, LP:
325	M	4.8%, 9/1/2020		316,875
1,375	M	6.75%, 2/1/2021		1,395,625
1,775	M	QEP Resources, Inc., 6.875%, 3/1/2021		1,801,625
425	M	Range Resources Corp., 4.875%, 5/15/2025		406,938
1,650	M	Rice Energy, Inc., 6.25%, 5/1/2022		1,645,875
		Sabine Pass Liquefaction, LLC:
3,425	M	6.25%, 3/15/2022		3,536,313
1,375	M	5.625%, 4/15/2023		1,387,031
2,625	M	5.75%, 5/15/2024		2,618,438
1,225	M	5.625%, 3/1/2025		1,225,000
1,050	M	5.875%, 6/30/2026	(a)	1,055,250
		Southwestern Energy Co.:
325	M	3.3%, 1/23/2018		333,775
375	M	4.05%, 1/23/2020		370,313
1,050	M	4.95%, 1/23/2025		1,010,625
433	M	Suburban Propane Partners, LP, 7.375%, 8/1/2021		450,863
1,600	M	Sunoco, LP, 6.25%, 4/15/2021	(a)	1,600,000
		Targa Resources Partners, LP:
900	M	5.25%, 5/1/2023		855,000
1,650	M	4.25%, 11/15/2023		1,489,125
		Tesoro Logistics, LP:
675	M	6.25%, 10/15/2022		707,063
825	M	6.375%, 5/1/2024		868,313
1,550	M	Unit Corp., 6.625%, 5/15/2021		1,205,125
				61,269,462
		Financials-4.4%
		Ally Financial, Inc.:
2,275	M	6.25%, 12/1/2017		2,388,750
1,300	M	8%, 12/31/2018		1,423,500
4,900	M	8%, 3/15/2020		5,524,750
1,375	M	8%, 11/1/2031		1,598,437
1,200	M	Argos Merger Sub, Inc., 7.125%, 3/15/2023	(a)	1,239,000
4,666	M	Consolidated Energy Finance SA, 6.75%, 10/15/2019	(a)	4,409,370
1,000	M	Dana Financing Luxembourg Sarl, 6.5%, 6/1/2026	(a)	976,250
		International Lease Finance Corp.:
1,925	M	8.75%, 3/15/2017		2,013,127
8,525	M	8.25%, 12/15/2020		10,111,247
				29,684,431
		Food/Beverage/Tobacco-1.2%
1,225	M	Barry Callebaut Services SA, 5.5%, 6/15/2023	(a)	1,324,103
		Constellation Brands, Inc.:
525	M	4.25%, 5/1/2023		548,625
900	M	4.75%, 11/15/2024		951,750
200	M	4.75%, 12/1/2025		211,750
1,875	M	Post Holdings, Inc., 7.75%, 3/15/2024	(a)	2,069,531
400	M	Smithfield Foods, Inc., 6.625%, 8/15/2022		420,876
2,587	M	Sun Merger Sub, Inc., 5.875%, 8/1/2021	(a)	2,709,883
				8,236,518
		Food/Drug-.6%
3,500	M	Rite Aid Corp., 6.125%, 4/1/2023	(a)	3,749,375
		Forest Products/Containers-3.9%
2,175	M	Ardagh Packaging Finance, PLC, 6%, 6/30/2021	(a)	2,169,562
1,775	M	Ball Corp., 5.25%, 7/1/2025		1,857,094
2,350	M	Berry Plastics Group, 5.125%, 7/15/2023		2,355,875
1,400	M	CROWN Americas, LLC, 4.5%, 1/15/2023		1,435,000
1,100	M	Graphic Packaging International, Inc., 4.875%, 11/15/2022		1,146,750
2,675	M	Greif, Inc., 7.75%, 8/1/2019		2,989,312
		Mercer International, Inc.:
300	M	7%, 12/1/2019		304,500
1,400	M	7.75%, 12/1/2022		1,407,000
		Owens-Brockway Glass Container, Inc.:
450	M	5%, 1/15/2022	(a)	452,250
625	M	5.875%, 8/15/2023	(a)	657,684
1,875	M	5.375%, 1/15/2025	(a)	1,867,969
450	M	6.375%, 8/15/2025	(a)	471,094
		Sealed Air Corp.:
1,125	M	6.5%, 12/1/2020	(a)	1,285,313
875	M	4.875%, 12/1/2022	(a)	903,438
2,025	M	5.25%, 4/1/2023	(a)	2,106,000
1,550	M	6.875%, 7/15/2033		1,650,750
3,425	M	Silgan Holdings, Inc., 5%, 4/1/2020		3,523,469
				26,583,060
		Gaming/Leisure-4.2%
1,625	M	AMC Entertainment, Inc., 5.75%, 6/15/2025		1,625,000
1,125	M	ClubCorp Club Operations, Inc., 8.25%, 12/15/2023	(a)	1,125,000
		GLP Capital, LP:
250	M	4.375%, 4/15/2021		258,125
775	M	5.375%, 4/15/2026		800,187
1,525	M	Hilton Worldwide Finance, LLC, 5.625%, 10/15/2021		1,579,465
		International Game Technology, PLC:
900	M	5.625%, 2/15/2020	(a)	952,875
900	M	6.25%, 2/15/2022	(a)	919,125
1,350	M	6.5%, 2/15/2025	(a)	1,366,875
4,650	M	Live Nation Entertainment, Inc., 7%, 9/1/2020	(a)	4,843,696
675	M	MGM Growth Properties Operating Partnership, LP, 5.625%, 5/1/2024	(a)	715,500
1,475	M	National CineMedia, LLC, 7.875%, 7/15/2021		1,534,000
		NCL Corp., Ltd.:
1,900	M	5.25%, 11/15/2019	(a)	1,928,500
1,800	M	4.625%, 11/15/2020	(a)	1,805,616
1,775	M	Regal Entertainment Group, 5.75%, 3/15/2022		1,823,813
1,650	M	Royal Caribbean Cruises, Ltd., 5.25%, 11/15/2022		1,744,875
975	M	Scientific Games International, Inc., 6.625%, 5/15/2021		585,000
4,125	M	Six Flags Entertainment Corp., 5.25%, 1/15/2021	(a)	4,274,531
1,000	M	Viking Cruises, Ltd., 6.25%, 5/15/2025	(a)	760,000
				28,642,183
		Health Care-10.5%
		Centene Corp.:
2,250	M	5.625%, 2/15/2021	(a)	2,351,250
1,775	M	6.125%, 2/15/2024	(a)	1,891,484
		Community Health Systems, Inc.:
256	M	5.125%, 8/15/2018		260,001
800	M	8%, 11/15/2019		787,000
4,325	M	7.125%, 7/15/2020		4,031,289
		DaVita HealthCare Partners, Inc.:
1,875	M	5.75%, 8/15/2022		1,968,750
1,775	M	5.125%, 7/15/2024		1,798,031
		Endo Finance, LLC:
1,350	M	7.75%, 1/15/2022	(a)	1,258,875
1,575	M	6%, 7/15/2023	(a)	1,386,000
375	M	6%, 2/1/2025	(a)	327,187
		Fresenius Medical Care U.S. Finance II, Inc.:
1,150	M	5.625%, 7/31/2019	(a)	1,251,338
875	M	4.125%, 10/15/2020	(a)	903,437
675	M	4.75%, 10/15/2024	(a)	700,312
		HCA, Inc.:
2,075	M	8%, 10/1/2018		2,318,812
3,025	M	6.5%, 2/15/2020		3,353,969
1,225	M	6.25%, 2/15/2021		1,310,750
175	M	7.5%, 2/15/2022		199,413
225	M	5.875%, 5/1/2023		240,188
375	M	5.375%, 2/1/2025		385,312
2,400	M	5.875%, 2/15/2026		2,496,000
		HealthSouth Corp.:
257	M	7.75%, 9/15/2022		266,316
1,150	M	5.125%, 3/15/2023		1,132,750
1,325	M	5.75%, 11/1/2024		1,336,925
1,075	M	5.75%, 9/15/2025		1,069,625
2,900	M	IMS Health, Inc., 6%, 11/1/2020	(a)	2,958,000
2,200	M	Kindred Healthcare, Inc., 8.75%, 1/15/2023		2,179,386
		LifePoint Health, Inc.:
2,300	M	5.5%, 12/1/2021		2,403,500
725	M	5.875%, 12/1/2023		755,813
1,175	M	5.375%, 5/1/2024	(a)	1,180,875
		Mallinckrodt Finance SB:
775	M	4.875%, 4/15/2020	(a)	751,750
400	M	5.75%, 8/1/2022	(a)	382,000
1,725	M	5.5%, 4/15/2025	(a)	1,547,532
2,925	M	Molina Healthcare, Inc., 5.375%, 11/15/2022	(a)	2,932,313
775	M	MPH Acquisition Holdings, 7.125%, 6/1/2024	(a)	815,688
3,000	M	NBTY, Inc., 7.625%, 5/15/2021	(a)	3,011,250
700	M	RegionalCare Hospital Partners, 8.25%, 5/1/2023	(a)	719,250
2,275	M	Tenet Healthcare Corp., 6%, 10/1/2020		2,411,500
1,450	M	Universal Health Services, Inc., 5%, 6/1/2026	(a)	1,457,250
675	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020		623,531
		Valeant Pharmaceuticals International, Inc.:
5,200	M	6.375%, 10/15/2020	(a)	4,498,000
1,100	M	5.625%, 12/1/2021	(a)	913,000
4,600	M	6.125%, 4/15/2025	(a)	3,703,000
4,225	M	WellCare Health Plans, Inc., 5.75%, 11/15/2020		4,383,438
				70,652,090
		Information Technology-4.2%
1,075	M	Activision Blizzard, Inc., 5.625%, 9/15/2021	(a)	1,127,406
1,000	M	Anixter, Inc., 5.125%, 10/1/2021		1,020,000
2,892	M	Belden, Inc., 5.5%, 9/1/2022	(a)	2,928,150
1,725	M	CEB, Inc., 5.625%, 6/15/2023	(a)	1,684,031
2,200	M	CommScope Technologies Finance, LLC, 6%, 6/15/2025	(a)	2,266,000
2,125	M	CoreLogic, Inc., 7.25%, 6/1/2021		2,204,326
2,000	M	Equinix, Inc., 5.875%, 1/15/2026		2,088,750
2,916	M	IAC/InterActiveCorp, 4.875%, 11/30/2018		2,988,900
		Match Group, Inc.:
1,850	M	6.75%, 12/15/2022	(a)	1,933,250
825	M	6.375%, 6/1/2024	(a)	860,063
2,150	M	Microsemi Corp., 9.125%, 4/15/2023	(a)	2,375,750
1,250	M	MSCI, Inc., 5.75%, 8/15/2025	(a)	1,303,125
1,600	M	Nuance Communications, Inc., 6%, 7/1/2024	(a)	1,612,000
1,300	M	Open Text Corp., 5.625%, 1/15/2023	(a)	1,319,500
		Western Digital Corp.:
425	M	7.375%, 4/1/2023	(a)	453,688
2,125	M	10.5%, 4/1/2024	(a)	2,279,063
				28,444,002
		Manufacturing-3.2%
2,300	M	Amkor Technology, Inc., 6.375%, 10/1/2022		2,222,375
1,325	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023	(a)	1,351,500
2,775	M	Brand Energy & Infrastructure Services, Inc., 8.5%, 12/1/2021	(a)	2,677,875
1,650	M	Case New Holland, Inc., 7.875%, 12/1/2017		1,782,000
2,450	M	Dematic SA, 7.75%, 12/15/2020	(a)	2,578,625
200	M	EDP Finance BV, 5.25%, 1/14/2021	(a)	212,500
3,075	M	H&E Equipment Services, Inc., 7%, 9/1/2022		3,198,000
850	M	HD Supply, Inc., 5.75%, 4/15/2024	(a)	886,125
1,075	M	Masco Corp., 3.5%, 4/1/2021		1,102,198
550	M	Rexel SA, 5.25%, 6/15/2020	(a)	569,594
2,700	M	Sensata Technologies U.K. Financing Co., 6.25%, 2/15/2026	(a)	2,808,000
2,050	M	Zekelman Industries, Inc., 9.875%, 6/15/2023	(a)	2,075,625
				21,464,417
		Media-Broadcasting-2.5%
		Belo Corp.:
725	M	7.75%, 6/1/2027		766,687
150	M	7.25%, 9/15/2027		153,750
2,225	M	LIN Television Corp., 5.875%, 11/15/2022		2,247,250
3,175	M	Nexstar Broadcasting, Inc., 6.875%, 11/15/2020		3,329,781
		Sinclair Television Group, Inc.:
4,075	M	5.375%, 4/1/2021		4,212,531
925	M	6.375%, 11/1/2021		975,875
		Sirius XM Radio, Inc.:
4,050	M	5.75%, 8/1/2021	(a)	4,217,063
625	M	6%, 7/15/2024	(a)	647,656
				16,550,593
		Media-Cable TV-8.2%
		Altice Financing SA:
2,525	M	6.625%, 2/15/2023	(a)	2,488,690
970	M	8.125%, 1/15/2024	(a)	943,325
275	M	7.625%, 2/15/2025	(a)	252,656
1,150	M	7.5%, 5/15/2026	(a)	1,129,875
		Altice U.S. Finance I Corp.:
2,300	M	5.375%, 7/15/2023	(a)	2,291,375
1,000	M	5.5%, 5/15/2026	(a)	1,002,500
1,625	M	Cable One, Inc., 5.75%, 6/15/2022	(a)	1,669,687
		CCO Holdings, LLC:
650	M	5.25%, 3/15/2021		675,520
2,950	M	5.125%, 2/15/2023		3,003,129
3,675	M	5.875%, 4/1/2024	(a)	3,822,000
2,325	M	5.875%, 5/1/2027	(a)	2,406,375
		Cequel Communications Holdings I, LLC:
1,700	M	7.75%, 7/15/2025	(a)	1,780,750
4,525	M	6.375%, 9/15/2020	(a)	4,617,989
		Clear Channel Worldwide Holdings, Inc.:
200	M	7.625%, 3/15/2020 - Series "A"		183,500
4,300	M	7.625%, 3/15/2020 - Series "B"		4,112,950
1,025	M	6.5%, 11/15/2022 - Series "A"		991,687
1,775	M	6.5%, 11/15/2022 - Series "B"		1,783,875
3,050	M	CSC Holdings, LLC, 6.75%, 11/15/2021		3,118,625
		DISH DBS Corp.:
4,750	M	7.875%, 9/1/2019		5,248,750
950	M	5%, 3/15/2023		866,875
1,750	M	5.875%, 11/15/2024		1,634,062
725	M	7.75%, 7/1/2026	(a)	748,562
		Gray Television, Inc.:
3,025	M	7.5%, 10/1/2020		3,168,687
900	M	5.875%, 7/15/2026	(a)	904,500
1,050	M	Lynx II Corp., 6.375%, 4/15/2023	(a)	1,055,250
		Midcontinent Communications & Finance Corp.:
2,250	M	6.25%, 8/1/2021	(a)	2,328,750
600	M	6.875%, 8/15/2023	(a)	618,000
		Numericable Group SA:
1,575	M	6%, 5/15/2022	(a)	1,537,594
600	M	6.25%, 5/15/2024	(a)	576,000
				54,961,538
		Media-Diversified-1.0%
1,700	M	Gannett Co., Inc., 5.125%, 7/15/2020		1,757,375
		Lamar Media Corp.:
1,875	M	5.875%, 2/1/2022		1,959,375
625	M	5.75%, 2/1/2026	(a)	651,956
850	M	MDC Partners, Inc., 6.5%, 5/1/2024	(a)	847,875
2,775	M	Tribune Co., 5.875%, 7/15/2022		2,775,000
				7,991,581
		Metals/Mining-4.9%
2,325	M	Alcoa, Inc., 6.15%, 8/15/2020		2,525,531
		Aleris International, Inc.:
2,415	M	7.875%, 11/1/2020		2,149,350
1,325	M	9.5%, 4/1/2021	(a)	1,364,750
		ArcelorMittal SA:
1,700	M	6.125%, 6/1/2018		1,793,296
1,681	M	10.85%, 6/1/2019		1,987,782
2,000	M	6.25%, 8/5/2020		2,110,000
525	M	6.5%, 3/1/2021		542,062
675	M	Bluescope Steel, Ltd., 6.5%, 5/15/2021	(a)	700,582
975	M	Commercial Metals Co., 4.875%, 5/15/2023		926,250
1,025	M	Constellium NV, 7.875%, 4/1/2021	(a)	1,059,594
		Freeport-McMoRan, Inc.:
1,850	M	2.375%, 3/15/2018		1,822,250
2,450	M	3.1%, 3/15/2020		2,327,500
1,400	M	5.45%, 3/15/2043		1,130,500
1,875	M	Glencore Funding, LLC, 3.125%, 4/29/2019	(a)	1,837,500
1,250	M	Joseph T. Ryerson & Son, Inc., 11%, 5/15/2022	(a)	1,296,875
725	M	Kaiser Aluminum Corp., 5.875%, 5/15/2024	(a)	746,750
		Novelis, Inc.:
2,050	M	8.375%, 12/15/2017		2,097,406
2,500	M	8.75%, 12/15/2020		2,607,375
		Steel Dynamics, Inc.:
1,325	M	5.125%, 10/1/2021		1,363,094
675	M	6.375%, 8/15/2022		712,125
1,000	M	5.5%, 10/1/2024		1,025,000
875	M	United States Steel Corp., 8.375%, 7/1/2021	(a)	920,938
				33,046,510
		Real Estate-2.5%
1,950	M	Dupont Fabros Technology, LP, 5.625%, 6/15/2023		2,008,500
		Geo Group, Inc.:
1,450	M	5.875%, 1/15/2022		1,486,250
400	M	5.125%, 4/1/2023		392,000
950	M	5.875%, 10/15/2024		966,625
1,575	M	6%, 4/15/2026		1,594,687
		Iron Mountain, Inc.:
2,925	M	6%, 8/15/2023		3,093,188
2,600	M	5.75%, 8/15/2024		2,639,000
		Lennar Corp.:
1,075	M	4.75%, 4/1/2021		1,123,375
1,350	M	4.875%, 12/15/2023		1,360,125
375	M	MPT Operating Partners, LP, 6.375%, 3/1/2024		401,250
1,100	M	Realogy Group/Co-Issuer, 5.25%, 12/1/2021	(a)	1,131,625
725	M	Vereit Operating Partner, 4.875%, 6/1/2026		745,844
				16,942,469
		Retail-General Merchandise-2.3%
		KFC Holding Co.:
1,075	M	5%, 6/1/2024	(a)	1,096,500
1,325	M	5.25%, 6/1/2026	(a)	1,361,438
		L Brands, Inc.:
1,700	M	6.875%, 11/1/2035		1,729,750
3,125	M	6.75%, 7/1/2036		3,138,656
		Limited Brands, Inc.:
950	M	6.9%, 7/15/2017		1,009,850
2,425	M	8.5%, 6/15/2019		2,825,125
2,775	M	Netflix, Inc., 5.5%, 2/15/2022		2,906,813
1,450	M	Party City Holdings, Inc., 6.125%, 8/15/2023	(a)	1,508,000
				15,576,132
		Services-2.5%
3,400	M	ADT Corp., 3.5%, 7/15/2022		3,132,250
		AECOM:
1,025	M	5.75%, 10/15/2022		1,050,625
2,025	M	5.875%, 10/15/2024		2,085,750
825	M	Aramark Services, Inc., 5.125%, 1/15/2024		843,562
2,125	M	Ashtead Capital, Inc., 6.5%, 7/15/2022	(a)	2,221,942
1,725	M	Monitronics International, Inc., 9.125%, 4/1/2020		1,440,375
1,700	M	Prime Security Services Borrower, LLC, 9.25%, 5/15/2023	(a)	1,806,250
2,300	M	Reliance Intermediate Holdings, LP, 6.5%, 4/1/2023	(a)	2,403,500
1,900	M	Safway Group Holding, LLC, 7%, 5/15/2018	(a)	1,904,750
				16,889,004
		Telecommunications-3.4%
		CenturyLink, Inc.:
400	M	6.45%, 6/15/2021		408,500
4,475	M	5.8%, 3/15/2022		4,361,738
1,250	M	6.75%, 12/1/2023		1,232,812
1,400	M	Citizens Communications Co., 9%, 8/15/2031		1,238,125
		Frontier Communications Corp.:
525	M	7.125%, 1/15/2023		472,500
3,225	M	11%, 9/15/2025		3,349,969
1,973	M	GCI, Inc., 6.75%, 6/1/2021		2,007,527
1,100	M	SBA Communications, Inc., 5.75%, 7/15/2020		1,135,750
		Wind Acquisition Finance SA:
2,000	M	4.75%, 7/15/2020	(a)	1,970,000
4,975	M	7.375%, 4/23/2021	(a)	4,763,563
		Windstream Services, LLC:
400	M	7.75%, 10/15/2020		394,000
1,925	M	7.5%, 6/1/2022		1,742,125
				23,076,609
		Transportation-.7%
		Aircastle, Ltd.:
550	M	4.625%, 12/15/2018		567,875
1,537	M	6.25%, 12/1/2019		1,671,487
1,375	M	Fly Leasing, Ltd., 6.75%, 12/15/2020		1,387,031
1,100	M	Mobile Mini, Inc., 5.875%, 7/1/2024	(a)	1,133,000
				4,759,393
		Utilities-2.9%
		AES Corp.:
525	M	8%, 6/1/2020		614,250
2,525	M	7.375%, 7/1/2021		2,859,562
1,700	M	5.5%, 3/15/2024		1,748,875
1,075	M	6%, 5/15/2026		1,099,187
		Calpine Corp.:
1,100	M	5.375%, 1/15/2023		1,078,000
600	M	5.75%, 1/15/2025		585,750
1,275	M	ContourGlobal Power Holdings SA, 7.125%, 6/1/2019	(a)	1,320,428
2,100	M	Dynegy, Inc., 7.375%, 11/1/2022		2,037,000
925	M	FirstLight Hydro Generating, 8.812%, 10/15/2026		1,005,621
472	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020		520,166
975	M	InterGen NV, 7%, 6/30/2023	(a)	694,688
1,175	M	NRG Energy, Inc., 7.25%, 5/15/2026	(a)	1,175,000
2,657	M	NSG Holdings, LLC, 7.75%, 12/15/2025	(a)	2,856,018
2,075	M	Talen Energy Supply, LLC, 4.625%, 7/15/2019	(a)	1,836,375
				19,430,920
		Waste Management-.6%
2,050	M	ADS Waste Holdings, Inc., 8.25%, 10/1/2020		2,080,750
1,725	M	Covanta Holding Corp., 6.375%, 10/1/2022		1,781,062
				3,861,812
		Wireless Communications-4.8%
775	M	Inmarsat Finance, PLC, 4.875%, 5/15/2022	(a)	711,063
		Level 3 Financing, Inc.:
1,138	M	6.125%, 1/15/2021		1,188,630
575	M	5.125%, 5/1/2023		572,125
2,375	M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020		2,458,125
		Neptune Finco Corp.:
2,925	M	10.125%, 1/15/2023	(a)	3,283,313
1,250	M	6.625%, 10/15/2025	(a)	1,315,625
650	M	10.875%, 10/15/2025	(a)	744,653
		Sprint Communications, Inc.:
1,450	M	9%, 11/15/2018	(a)	1,549,688
1,225	M	7%, 3/1/2020	(a)	1,288,688
		Sprint Nextel Corp.:
6,825	M	7%, 8/15/2020		6,108,375
4,350	M	6%, 11/15/2022		3,444,765
		T-Mobile USA, Inc.:
4,625	M	6.25%, 4/1/2021		4,841,774
2,725	M	6.625%, 4/1/2023		2,897,029
1,940	M	UPCB Finance V, Ltd., 7.25%, 11/15/2021	(a)	2,029,202
				32,433,055
Total Value of Corporate Bonds (cost $594,707,508)				595,565,429
		LOAN PARTICIPATIONS+-8.8%
		Aerospace/Defense-.4%
3,073	M	TransDigm, Inc., 3.75%, 2/28/2020		3,030,413
		Automotive-.2%
1,495	M	CS Intermediate Holdco 2, LLC, 4%, 4/4/2021		1,489,519
		Building Materials-.4%
2,781	M	Builders FirstSource, Inc., 6%, 7/29/2022		2,784,807
		Chemicals-.5%
2,372	M	Axalta Coating Systems Dutch Holdings BBV, 3.75%, 2/1/2020		2,369,697
760	M	PQ Corp., 5.75%, 11/4/2022		760,950
				3,130,647
		Energy-.3%
2,225	M	Jonah Energy, LLC, 7.5%, 5/12/2021		1,969,125
		Food/Drug-1.1%
		Albertson's, LLC:
1,970	M	5.5%, 12/21/2022		1,971,603
1,934	M	5.75%, 6/22/2023		1,934,634
469	M	B&G Foods, Inc., 3.75%, 11/2/2022		471,174
3,215	M	Rite Aid Corp., 4.875%, 6/21/2021		3,221,697
				7,599,108
		Gaming/Leisure-.2%
1,523	M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020		1,519,093
		Health Care-1.0%
		Community Health Systems, Inc.:
602	M	3.75%, 12/31/2019		585,037
1,107	M	4%, 1/27/2021		1,077,834
3,436	M	ConvaTec, Inc., 4.25%, 6/15/2020		3,419,241
1,440	M	ExamWorks Group, Inc., 3.75%, 6/17/2023	(b)	1,440,900
				6,523,012
		Information Technology-2.2%
1,440	M	ARRIS Enterprises, Inc., 3.5%, 4/17/2020		1,423,475
4,937	M	Avago Technologies Cayman, Ltd., 4.25%, 2/21/2023		4,940,711
		Dell International, LLC:
2,007	M	3.75%, 10/29/2018		1,998,571
1,995	M	4%, 6/2/2023	(b)	1,986,272
3,250	M	Global Payments, Inc., 3.9603%, 4/22/2023		3,276,406
1,085	M	Match Group, Inc., 5.5%, 11/16/2022		1,090,789
				14,716,224
		Media-Cable TV-.5%
3,500	M	CSC Holdings, LLC, 5%, 10/9/2022		3,506,563
		Media-Diversified-.5%
3,121	M	Tribune Media Co., 3.75%, 12/27/2020		3,121,314
		Retail-General Merchandise-.5%
3,077	M	Restaurant Brands, Inc., 3.75%, 12/10/2021		3,080,699
		Services-.2%
795	M	Allied Security Holdings, LLC, 4.25%, 2/12/2021		795,514
595	M	Brickman Group, Inc., 4%, 12/18/2020		585,673
				1,381,187
		Telecommunications-.2%
1,650	M	Telenet Financing USD, LLC, 4.25%, 6/30/2024	(b)	1,638,656
		Utilities-.4%
2,549	M	Calpine Corp., 3.5%, 5/27/2022		2,522,697
		Wireless Communications-.2%
1,300	M	Intelsat Jackson Holdings, Ltd., 3.75%, 6/30/2019		1,184,626
Total Value of Loan Participations (cost $59,390,516)				59,197,690
		PASS-THROUGH CERTIFICATES-.8%
		Transportation
5,093	M	American Airlines 13-2 B PTT, 5.6%, 1/15/2022 (cost 5,194,417)	(a)	5,252,473
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-1.0%
7,000	M	U.S. Treasury Bills, 0.195%, 7/28/2016 (cost $6,998,976)		6,999,097
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.7%
5,000	M	Federal Home Loan Bank, 0.345%, 7/12/2016 (cost 4,999,473)		4,999,755
Total Value of Investments (cost $671,290,890)		99.6%		672,014,444
Other Assets, Less Liabilities		.4		2,488,962
Net Assets		100.0%		$ 674,503,406

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2016, the Fund held one hundred fifty-one
144A securities with an aggregate value of $248,339,485 representing 36.8% of the
Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2016.

Summary of Abbreviations:
	PTT	Pass-Through Trust
	USD	United State Dollar

At June 30, 2016, the cost of investments for federal income tax purposes was
$671,294,890. Accumulated net unrealized appreciation on investments was
$719,554, consisting of $12,130,734 gross unrealized appreciation and
$11,411,180 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$595,565,429	$-	$595,565,429
Loan Participations	-	59,197,690	-	59,197,690
Pass-Through Certificates	-	5,252,473	-	5,252,473
Short-Term U.S Government
Obligations	-	6,999,097	-	6,999,097
Short-Term U.S Government
Agency Obligations	-	4,999,755	-	4,999,755
Total Investments in Securities*	$-	$672,014,444	$-	$672,014,444

* The Portfolio of Investments provides information on the industry categorization of corporate bonds, loan participations and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
June 30, 2016

Principal
Amount		Security			Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-57.7%
		Fannie Mae-37.5%
$34,568	M	3%, 12/1/2028 - 7/14/2046		(a)	$ 36,103,630
37,990	M	3.5%, 4/1/2033 - 7/14/2046		(a)	40,238,586
32,248	M	4%, 8/1/2026 - 11/1/2045			34,761,266
7,686	M	4.5%, 11/1/2040 - 1/1/2042			8,501,106
2,791	M	5%, 8/1/2039 - 11/1/2039			3,126,389
2,401	M	5.5%, 7/1/2033 - 10/1/2039			2,753,658
					125,484,635
		Freddie Mac-5.7%
432	M	3%, 6/1/2021			453,227
7,507	M	3.5%, 9/1/2032 - 2/1/2046			7,966,910
8,452	M	4%, 11/1/2040 - 8/1/2044			9,069,419
1,449	M	5%, 8/1/2039			1,637,914
					19,127,470
		Government National Mortgage Association I Program-14.5%
1,702	M	4%, 11/15/2025 - 6/15/2042			1,844,330
9,273	M	4.5%, 9/15/2033 - 6/15/2040			10,352,451
10,401	M	5%, 6/15/2033 - 4/15/2040			11,797,027
9,688	M	5.5%, 3/15/2033 - 10/15/2039			11,132,834
9,982	M	6%, 2/15/2032 - 4/15/2040			11,693,342
1,549	M	7%, 6/15/2023 - 4/15/2034			1,700,499
					48,520,483
Total Value of Residential Mortgage-Backed Securities (cost $186,947,277)					193,132,588
		U.S. GOVERNMENT OBLIGATIONS-15.5%
		U.S. Treasury Notes:
13,230	M	1.375%, 10/31/2020			13,471,090
5,100	M	1.5%, 3/31/2023			5,173,710
11,380	M	1.625%, 2/15/2026			11,508,468
12,310	M	1.875%, 8/31/2022			12,796,393
4,510	M	2%, 2/15/2025			4,719,557
4,140	M	2.5%, 5/15/2046			4,314,331
Total Value of U.S. Government Obligations (cost $50,312,639)					51,983,549
		U.S. GOVERNMENT AGENCY OBLIGATIONS-12.1%
		Fannie Mae:
6,000	M	0.875%, 5/21/2018			6,024,876
17,600	M	1.125%, 7/20/2018			17,760,266
1,700	M	1.375%, 2/26/2021			1,718,771
4,300	M	1.875%, 9/18/2018			4,411,310
1,715	M	2.125%, 4/24/2026			1,763,735
3,025	M	2.625%, 9/6/2024			3,258,194
5,000	M	Freddie Mac, 3.75%, 3/27/2019			5,400,505
Total Value of U.S. Government Agency Obligations (cost $39,780,830)					40,337,657
		COMMERCIAL MORTGAGE-BACKED SECURITIES-7.9%
		Fannie Mae-5.0%
2,812	M	2.27%, 1/1/2023			2,913,145
1,300	M	2.96%, 11/1/2018			1,355,829
4,449	M	2.996%, 11/1/2022			4,757,758
2,850	M	3.76%, 4/1/2018			2,953,095
4,500	M	3.84%, 5/1/2018			4,680,405
					16,660,232
		Federal Home Loan Mortgage Corporation-2.9%
		Multi-Family Structured Pass-Through:
5,000	M	2.13%, 1/25/2019			5,123,360
4,330	M	2.849%, 3/25/2026			4,577,377
					9,700,737
Total Value of Commercial Mortgage-Backed Securities (cost $26,443,622)					26,360,969
		COLLATERALIZED MORTGAGE OBLIGATIONS-4.6%
		Fannie Mae:
5,492	M	3%, 2/25/2024			5,720,564
6,332	M	4%, 2/25/2025			6,936,359
2,495	M	Freddie Mac, 3%, 8/15/2039			2,595,044
Total Value of Collateralized Mortgage Obligations (cost $15,286,301)					15,251,967
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.6%
		Federal Home Loan Bank:
7,000	M	0.26%, 7/29/2016			6,999,132
5,000	M	0.345%, 7/12/2016			4,999,755
Total Value of Short-Term U.S. Government Agency Obligations (cost $11,998,057)					11,998,887
Total Value of Investments (cost $330,768,726)			101.4%		339,065,617
Excess of Liabilities Over Other Assets			(1.4)		(4,525,305)
Net Assets			100.0%		$ 334,540,312

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

At June 30, 2016, the cost of investments for federal income tax purposes was $330,768,726. Accumulated net unrealized appreciation on investments was $8,296,891, consisting of $9,131,640 gross unrealized appreciation and $834,749 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$193,132,588	$-	$193,132,588
U.S. Government Obligations	-	51,983,549	-	51,983,549
U.S. Government Agency
Obligations	-	40,337,657	-	40,337,657
Commercial
Mortgage-Backed Securities	-	26,360,969	-	26,360,969
Collateralized Mortgage
Obligations	-	15,251,967	-	15,251,967
Short-Term U.S Government
Agency Obligations	-	11,998,887	-	11,998,887
Total Investments in Securities	$-	$339,065,617	$-	$339,065,617

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2016.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL OPPORTUNITIES BOND FUND
June 30, 2016

Principal
Amount			Security			Value
			SOVEREIGN BONDS-63.6%
			Mexico-13.9%
			United Mexican States:
$1,130	M	MXN	7.75%, 11/13/2042			$ 7,206,769
692	M	MXN	8.5%, 5/31/2029			4,565,951
760	M	MXN	8.5%, 11/18/2038			5,185,466
						16,958,186
			United Kingdom-8.8%
			United Kingdom Gilt:
565	M	GBP	1.25%, 7/22/2018			768,768
5,590	M	GBP	3.25%, 1/22/2044			9,936,793
						10,705,561
			Australia-8.6%
3,765	M	AUD	New South Wales Treasury Corp., 5%, 8/20/2024			3,413,777
			Queensland Treasury Corp.:
3,320	M	AUD	3.25%, 7/21/2026			2,642,533
3,020	M	AUD	4.75%, 7/21/2025			2,680,015
1,905	M	AUD	6%, 7/21/2022			1,733,214
						10,469,539
			Malaysia-5.9%
			Federation of Malaysia:
14,190	M	MYR	3.48%, 3/15/2023			3,494,826
1,750	M	MYR	3.62%, 11/30/2021			439,509
7,020	M	MYR	3.659%, 10/15/2020			1,763,484
5,725	M	MYR	4.048%, 9/30/2021			1,461,249
						7,159,068
			Brazil-4.2%
			Nota Do Tesouro Nacional:
8	M	BRL	9.71%, 1/1/2025			2,103,612
11	M	BRL	9.71%, 1/1/2027			2,996,149
						5,099,761
			Portugal-4.0%
			Obrigacoes Do Tesouro:
2,750	M	EUR	4.1%, 4/15/2037			3,170,859
1,355	M	EUR	4.95%, 10/25/2023			1,734,585
						4,905,444
			New Zealand-3.8%
			New Zealand Government Bonds:
1,150	M	NZD	5%, 3/15/2019			885,133
4,375	M	NZD	5.5%, 4/15/2023			3,800,502
						4,685,635
			Indonesia-3.5%
			Republic of Indonesia:
52,000,000	M	IDR	8.375%, 3/15/2034			4,191,474
1,900,000	M	IDR	9%, 3/15/2029			159,190
						4,350,664
			Poland-3.2%
			Republic of Poland:
4,680	M	PLN	3.25%, 7/25/2025			1,227,412
9,720	M	PLN	4%, 10/25/2023			2,695,291
						3,922,703
			South Africa-3.2%
			Republic of South Africa:
42,530	M	ZAR	6.5%, 2/28/2041			2,049,462
14,655	M	ZAR	6.75%, 3/31/2021			935,779
14,485	M	ZAR	8.75%, 2/28/2048			898,979
						3,884,220
			Hungary-2.9%
830,000	M	HUF	Hungary Government Bond, 6%, 11/24/2023			3,544,427
			Spain-1.6%
1,090	M	EUR	Bonos Y Obligaciones Del Estado, 5.15%, 10/31/2044			1,942,617
Total Value of Sovereign Bonds (cost $87,564,416)						77,627,825
			U.S. GOVERNMENT OBLIGATIONS-19.7%
			United States
			U.S. Treasury Notes:
8,195	M	USD	0.3372%, 7/31/2017	(a)		8,196,639
14,225	M	USD	0.5322%, 1/31/2018	(a)		14,255,299
1,580	M	USD	0.4502%, 4/30/2018	(a)		1,580,607
Total Value of U.S. Government Obligations (cost $24,026,061)						24,032,545
			CORPORATE BONDS-12.7%
			United States-4.7%
			Apple, Inc.:
930	M	USD	4.5%, 2/23/2036			1,048,786
2,405	M	USD	4.65%, 2/23/2046			2,723,448
465	M	USD	Berkshire Hathaway, Inc., 3.125%, 3/15/2026			488,172
1,505	M	USD	Hewlett Packard Enterprise Co., 6.35%, 10/15/2045	(b)		1,503,388
						5,763,794
			Australia-1.8%
			Macquarie Group, Ltd.:
1,160	M	USD	1.6366%, 1/31/2017	(a)	(b)	1,162,004
1,030	M	USD	1.2659%, 10/27/2017	(a)	(b)	1,028,086
						2,190,090
			Netherlands-1.2%
974	M	USD	Bank Nederlandse Gemeenteen, 0.6996%, 7/14/2017		(b)	973,284
420	M	USD	Shell International Finance BV, 4.55%, 8/12/2043			468,265
						1,441,549
			France-1.2%
1,400	M	USD	Dexia Credit Local SA, NY, 0.8801%, 6/5/2018	(a)	(b)	1,389,632
			Germany-1.0%
1,250	M	USD	Deutsche Bank AG, London, 1.2366%, 2/13/2017	(a)		1,248,839
			Venezuela-.9%
1,075	M	USD	Corp. Andina De Fomento, 2%, 5/10/2019			1,088,352
			South Korea-.8%
1,010	M	USD	Export-Import Bank of Korea, 1.2511%, 8/14/2017	(a)	(b)	1,008,768
			Luxembourg-.4%
515	M	USD	European Investment Bank, 1.125%, 9/15/2017			517,191
			New Zealand-.4%
470	M	USD	ANZ New Zealand International, Ltd. of London, 1.15385%, 4/27/201	(a)	(b)	470,661
			United Kingdom-.3%
380	M	USD	BP Capital Markets, PLC, 3.506%, 3/17/2025			400,478
Total Value of Corporate Bonds (cost $15,039,960)						15,519,354
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.5%
			United States
3,000	M	USD	Federal Home Loan Bank, 0.26%, 7/29/2016 (cost $2.999.393)			2,999,628
Total Value of Investments (cost $129,629,830)			98.5%			120,179,352
Other Assets, Less Liabilities			1.5			1,891,612
Net Assets			100.0%			$ 122,070,964

(a)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect as June 30, 2016.

(b)	Security exempt from registration under Rule 144A of the Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
June 30, 2016, the Fund held seven 144A securities with an
aggregate value of $7,535,823 representing 6.2% of the Fund's net assets.

Summary of Abbreviations:
	AUD	Australian Dollar
	BRL	Brazillian Real
	EUR	Euro
	GBP	British Pound
	HUF	Hungarian Forint
	IDR	Indonesian Rupiah
	MXN	Mexican Peso
	MYR	Malaysian Ringgit
	NZD	New Zealand Dollar
	PLN	Polish Zloty
	USD	United States Dollar
	ZAR	South African Rand

At June 30, 2016, the cost of investments for federal income tax purposes was $129,629,830. Accumulated net unrealized
depreciation on investments was $9,450,478, consisting of
$1,810,393 gross unrealized appreciation and $11,260,871 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Sovereign Bonds
Mexico	$-	$16,958,186	$-	$16,958,186
United Kingdom	-	10,705,561	-	10,705,561
Australia	-	10,469,539	-	10,469,539
Malaysia	-	7,159,068	-	7,159,068
Brazil	-	5,099,761	-	5,099,761
Portugal	-	4,905,444	-	4,905,444
New Zealand	-	4,685,635	-	4,685,635
Indonesia	-	4,350,664	-	4,350,664
Poland	-	3,922,703	-	3,922,703
South Africa	-	3,884,220	-	3,884,220
Hungary	-	3,544,427	-	3,544,427
Spain	-	1,942,617	-	1,942,617
U.S. Government Obligations	-	24,032,545	-	24,032,545
Corporate Bonds
United States	-	5,763,794	-	5,763,794
Australia	-	2,190,090	-	2,190,090
Netherlands	-	1,441,549	-	1,441,549
France	-	1,389,632	-	1,389,632
Germany	-	1,248,839	-	1,248,839
Venezuela	-	1,088,352	-	1,088,352
South Korea	-	1,008,768	-	1,008,768
Luxembourg	-	517,191	-	517,191
New Zealand	-	470,661	-	470,661
United Kingdom	-	400,478	-	400,478

Short-Term U.S Government Agency
Obligations	-	2,999,628	-	2,999,628
Total Investments in Securities	$-	$120,179,352	$-	$120,179,352
Other Financial Instruments*	$-	$(338,856)	$-	$(338,856)

*Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

During the period ended June 30, 2016, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
June 30, 2016

Principal
Amount		Security		Value
		CORPORATE BONDS-96.6%
		Aerospace/Defense-.7%
$4,000	M	Rolls-Royce, PLC, 3.625%, 10/14/2025	(a)	$ 4,250,404
		Agriculture-.6%
3,310	M	Cargill, Inc., 6%, 11/27/2017	(a)	3,531,568
		Automotive-1.4%
5,000	M	Johnson Controls, Inc., 5%, 3/30/2020		5,475,650
2,700	M	O'Reilly Automotive, Inc., 3.55%, 3/15/2026		2,836,588
				8,312,238
		Chemicals-2.8%
2,500	M	Agrium, Inc., 3.375%, 3/15/2025		2,547,670
3,200	M	CF Industries, Inc., 3.45%, 6/1/2023		3,202,022
4,000	M	Dow Chemical Co., 4.25%, 11/15/2020		4,380,468
5,000	M	LyondellBasell Industries NV, 6%, 11/15/2021		5,868,980
				15,999,140
		Consumer Durables-.8%
		Newell Brands, Inc.:
2,300	M	4.7%, 8/15/2020		2,484,708
1,800	M	4.2%, 4/1/2026		1,953,598
				4,438,306
		Energy-10.1%
5,000	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	5,546,555
5,000	M	Continental Resources, Inc., 5%, 9/15/2022		4,912,500
3,000	M	DCP Midstream Operating, LP, 2.5%, 12/1/2017		2,940,000
5,000	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021		5,133,440
5,000	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		4,868,070
4,000	M	Magellan Midstream Partners, LP, 5%, 3/1/2026		4,533,560
		Marathon Oil Corp.:
2,700	M	6%, 10/1/2017		2,798,140
1,800	M	3.85%, 6/1/2025		1,656,765
5,000	M	Nabors Industries, Inc., 6.15%, 2/15/2018		5,145,415
2,000	M	ONEOK Partners, LP, 3.375%, 10/1/2022		1,959,526
4,000	M	Plains All American Pipeline, LP, 5.875%, 8/15/2016		4,019,272
5,800	M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018		6,173,131
3,800	M	Suncor Energy, Inc., 6.1%, 6/1/2018		4,111,011
4,000	M	Valero Energy Corp., 9.375%, 3/15/2019		4,783,012
				58,580,397
		Financial Services-14.6%
4,000	M	American Express Co., 7%, 3/19/2018		4,371,100
		American International Group, Inc.:
3,700	M	3.75%, 7/10/2025		3,778,074
2,000	M	4.7%, 7/10/2035		2,074,230
4,500	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020		5,045,116
5,400	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024		5,875,195
4,300	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022		4,644,568
2,400	M	Compass Bank, 6.4%, 10/1/2017		2,514,830
		ERAC USA Finance, LLC:
3,750	M	4.5%, 8/16/2021	(a)	4,158,019
3,000	M	7%, 10/15/2037	(a)	4,099,944
6,200	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		7,400,382
		General Electric Capital Corp.:
6,400	M	4.65%, 10/17/2021		7,334,323
3,400	M	6.75%, 3/15/2032		4,779,400
2,700	M	Harley-Davidson Financial Services, Inc., 2.4%, 9/15/2019	(a)	2,783,476
1,800	M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018	(a)	1,987,420
2,700	M	Key Bank NA, 3.4%, 5/20/2026		2,747,301
4,000	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	4,425,916
3,000	M	National City Corp., 6.875%, 5/15/2019		3,383,685
4,550	M	Protective Life Corp., 7.375%, 10/15/2019		5,284,247
3,000	M	Prudential Financial, Inc., 7.375%, 6/15/2019		3,482,823
4,000	M	State Street Corp., 3.55%, 8/18/2025		4,354,980
				84,525,029
		Financials-24.0%
		Bank of America Corp.:
3,250	M	5.65%, 5/1/2018		3,484,377
5,925	M	5%, 5/13/2021		6,641,321
4,625	M	5.875%, 2/7/2042		5,859,274
		Barclays Bank, PLC:
2,000	M	5.125%, 1/8/2020		2,146,990
3,800	M	3.75%, 5/15/2024		3,910,420
3,200	M	Capital One Financial Corp., 3.75%, 4/24/2024		3,344,106
		Citigroup, Inc.:
4,200	M	6.125%, 11/21/2017		4,457,775
2,250	M	8.5%, 5/22/2019		2,653,560
2,000	M	4.5%, 1/14/2022		2,213,412
5,000	M	3.7%, 1/12/2026		5,274,015
		Deutsche Bank AG:
2,700	M	3.375%, 5/12/2021		2,712,304
3,000	M	3.7%, 5/30/2024		2,987,223
4,000	M	General Motors Financial Co., 5.25%, 3/1/2026		4,356,476
		Goldman Sachs Group, Inc.:
2,000	M	5.375%, 3/15/2020		2,226,520
5,900	M	5.75%, 1/24/2022		6,857,936
3,000	M	3.625%, 1/22/2023		3,151,458
4,550	M	6.125%, 2/15/2033		5,689,193
		JPMorgan Chase & Co.:
9,200	M	6%, 1/15/2018		9,841,314
5,000	M	4.5%, 1/24/2022		5,568,360
		Morgan Stanley:
4,050	M	5.95%, 12/28/2017		4,308,467
5,500	M	6.625%, 4/1/2018		5,963,227
6,000	M	5.5%, 7/28/2021		6,858,918
4,000	M	SunTrust Banks, Inc., 6%, 9/11/2017		4,215,908
		U.S. Bancorp:
4,000	M	3.6%, 9/11/2024		4,313,252
2,700	M	3.1%, 4/27/2026		2,811,931
4,000	M	UBS AG, 4.875%, 8/4/2020		4,490,712
5,000	M	Visa, Inc., 3.15%, 12/14/2025		5,351,975
		Wells Fargo & Co.:
2,900	M	4.6%, 4/1/2021		3,242,731
8,600	M	3.45%, 2/13/2023		8,906,530
2,000	M	4.4%, 6/14/2046		2,042,740
2,350	M	Wells Fargo Bank NA, 5.85%, 2/1/2037		2,958,671
				138,841,096
		Food/Beverage/Tobacco-4.5%
4,000	M	Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026		4,293,484
5,225	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		6,117,576
4,200	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		4,617,253
6,000	M	Ingredion, Inc., 4.625%, 11/1/2020		6,588,906
4,000	M	SABMiller Holdings, Inc., 3.75%, 1/15/2022	(a)	4,292,184
				25,909,403
		Food/Drug-.8%
4,000	M	CVS Health Corp., 3.875%, 7/20/2025		4,408,172
		Forest Products/Container-.5%
2,500	M	Rock-Tenn Co., 4.9%, 3/1/2022		2,778,610
		Health Care-2.9%
3,100	M	Biogen, Inc., 6.875%, 3/1/2018		3,375,388
4,050	M	Express Scripts Holding Co., 4.75%, 11/15/2021		4,548,146
4,000	M	Gilead Sciences, Inc., 3.65%, 3/1/2026		4,357,944
4,000	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		4,217,304
				16,498,782
		Information Technology-2.2%
2,500	M	Apple, Inc., 2.5%, 2/9/2025		2,542,222
4,000	M	Diamond 1 Finance Corp., 3.48%, 6/1/2019	(a)	4,100,460
4,000	M	Hewlett Packard Enterprise Co., 2.85%, 10/5/2018	(a)	4,098,468
1,800	M	Pitney Bowes, Inc., 5.75%, 9/15/2017		1,888,706
				12,629,856
		Manufacturing-2.6%
5,000	M	CRH America, Inc., 8.125%, 7/15/2018		5,616,470
4,000	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		4,443,912
4,550	M	Tyco Electronics Group SA, 6.55%, 10/1/2017		4,838,420
				14,898,802
		Media-Broadcasting-2.0%
1,800	M	ABC, Inc., 8.75%, 8/15/2021		2,371,444
3,950	M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	4,615,551
4,000	M	Comcast Corp., 4.25%, 1/15/2033		4,421,464
				11,408,459
		Media-Diversified-1.6%
5,000	M	S&P Global, Inc., 5.9%, 11/15/2017		5,286,155
4,000	M	Time Warner, Inc., 3.6%, 7/15/2025		4,240,560
				9,526,715
		Metals/Mining-4.1%
5,000	M	Alcoa, Inc., 6.15%, 8/15/2020		5,431,250
4,000	M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021	(a)	4,004,660
4,200	M	Newmont Mining Corp., 5.125%, 10/1/2019		4,564,531
5,000	M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021		5,379,630
4,000	M	Vale Overseas, Ltd., 5.625%, 9/15/2019		4,130,000
				23,510,071
		Real Estate Investment Trusts-6.7%
3,500	M	AvalonBay Communities, Inc., 3.5%, 11/15/2024		3,692,948
4,000	M	Boston Properties, LP, 5.875%, 10/15/2019		4,500,392
		Digital Realty Trust, LP:
2,700	M	5.25%, 3/15/2021		3,038,178
2,250	M	3.95%, 7/1/2022		2,359,991
3,000	M	ERP Operating, LP, 3.375%, 6/1/2025		3,170,217
2,200	M	HCP, Inc., 4.25%, 11/15/2023		2,286,687
		Prologis, LP:
2,000	M	3.35%, 2/1/2021		2,118,206
1,125	M	3.75%, 11/1/2025		1,201,377
4,213	M	Realty Income Corp., 3.25%, 10/15/2022		4,326,363
3,000	M	Simon Property Group, LP, 3.375%, 10/1/2024		3,221,283
4,000	M	Ventas Realty, LP, 4.75%, 6/1/2021		4,454,544
4,000	M	Welltower, Inc., 4%, 6/1/2025		4,211,732
				38,581,918
		Retail-General Merchandise-1.3%
4,000	M	Amazon.com, Inc., 4.8%, 12/5/2034		4,719,556
2,000	M	Home Depot, Inc., 5.875%, 12/16/2036		2,737,010
				7,456,566
		Telecommunications-1.8%
3,000	M	AT&T, Inc., 3.8%, 3/15/2022		3,191,055
6,000	M	Verizon Communications, Inc., 5.15%, 9/15/2023		6,998,454
				10,189,509
		Transportation-2.9%
4,000	M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043		4,893,360
4,125	M	GATX Corp., 4.75%, 6/15/2022		4,441,268
3,000	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	3,275,901
4,000	M	Southwest Airlines Co., 2.65%, 11/5/2020		4,132,780
				16,743,309
		Utilities-7.7%
3,000	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044		3,312,048
3,000	M	E.ON International Finance BV, 5.8%, 4/30/2018	(a)	3,216,852
3,000	M	Electricite de France SA, 3.625%, 10/13/2025	(a)	3,132,396
3,000	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044		3,163,629
4,000	M	Exelon Generation Co., LLC, 5.2%, 10/1/2019		4,429,196
		Great River Energy Co.:
349	M	5.829%, 7/1/2017	(a)	362,011
3,354	M	4.478%, 7/1/2030	(a)	3,655,773
3,850	M	Ohio Power Co., 5.375%, 10/1/2021		4,475,213
4,550	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044		4,884,489
2,314	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022		2,317,172
4,000	M	Sempra Energy, 9.8%, 2/15/2019		4,817,412
4,000	M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041		4,984,240
1,800	M	Southern Co., 2.35%, 7/1/2021		1,837,859
				44,588,290
Total Value of Corporate Bonds (cost $543,232,406)				557,606,640
		U.S. GOVERNMENT OBLIGATIONS-2.3%
		U.S. Treasury Bonds:
4,575	M	2.5%, 2/15/2045		4,764,702
4,000	M	3%, 11/15/2044		4,600,468
3,200	M	3%, 5/15/2045		3,679,376
Total Value of U.S. Government Obligations (cost $12,231,185)				13,044,546
Total Value of Investments (cost $555,463,591)		98.9%		570,651,186
Other Assets, Less Liabilities		1.1		6,602,487
Net Assets		100.0%		$ 577,253,673

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
Certain restricted securities are exempt from the registration requirements under
Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2016, the Fund held eighteen 144A securities with an aggregate value of $65,537,558 representing 11.4% of the Fund's net assets.

At June 30, 2016, the cost of investments for federal income tax purposes was
$555,463,591. Accumulated net unrealized appreciation on investments was
$15,187,595, consisting of $21,564,660 gross unrealized appreciation and
$6,377,065 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$557,606,640	$-	$557,606,640
U.S. Government Obligations	-	13,044,546	-	13,044,546
Total Investments in Securities*	$-	$570,651,186	$-	$570,651,186

*The Portfolio of Investments provides information on the industry categorization of corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2016.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND
June 30, 2016

Principal
Amount		Security		Value
		CORPORATE BONDS-62.0%
		Agriculture-.5%
$500	M	Cargill, Inc., 6%, 11/27/2017	(a)	$ 533,469
		Automotive-1.4%
1,000	M	Daimler Finance NA, LLC, 2.45%, 5/18/2020	(a)	1,029,612
500	M	Toyota Motor Credit Corp., 2.125%, 7/18/2019		513,598
				1,543,210
		Chemicals-2.0%
1,000	M	Dow Chemical Co., 4.25%, 11/15/2020		1,095,117
1,000	M	Lubrizol Corp., 8.875%, 2/1/2019		1,191,632
				2,286,749
		Consumer Durables-.4%
500	M	Stanley Black & Decker, Inc., 2.451%, 11/17/2018		511,165
		Energy-4.2%
650	M	ConocoPhillips Co., 1.05%, 12/15/2017		646,220
900	M	ExxonMobil Corp., 1.708%, 3/1/2019		914,978
1,000	M	Shell International Finance BV, 1.375%, 5/10/2019		1,003,895
750	M	Statoil ASA, 5.25%, 4/15/2019		826,226
450	M	Suncor Energy, Inc., 6.1%, 6/1/2018		486,830
900	M	TransCanada Pipelines, Ltd., 1.625%, 11/9/2017		902,337
				4,780,486
		Financial Services-10.1%
		American Express Co.:
500	M	6.15%, 8/28/2017		527,800
500	M	7%, 3/19/2018		546,387
1,000	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020		1,121,137
1,000	M	BlackRock, Inc., 5%, 12/10/2019		1,120,477
750	M	Branch Banking & Trust, 1.35%, 10/1/2017		752,044
500	M	ERAC USA Finance, LLC, 6.375%, 10/15/2017	(a)	530,162
925	M	Ford Motor Credit Co., LLC, 5%, 5/15/2018		980,506
1,200	M	General Electric Capital Corp., 5.625%, 5/1/2018		1,301,263
750	M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018	(a)	828,092
500	M	Key Bank NA, 1.7%, 6/1/2018		502,521
700	M	National City Bank, 5.25%, 12/15/2016		713,242
500	M	Protective Life Corp., 7.375%, 10/15/2019		580,687
700	M	Prudential Financial, Inc., 7.375%, 6/15/2019		812,659
750	M	Siemens Financieringsmaatschappij NV, 1.45%, 5/25/2018	(a)	755,975
500	M	UnitedHealth Group, Inc., 2.7%, 7/15/2020		521,058
				11,594,010
		Financials-17.2%
1,400	M	Bank of America Corp., 5.65%, 5/1/2018		1,500,962
		Bank of New York Mellon Corp.:
640	M	2.1%, 8/1/2018		652,245
900	M	2.05%, 5/3/2021		914,767
700	M	Barclays Bank, PLC, 6.75%, 5/22/2019		786,519
		Citigroup, Inc.:
500	M	6.125%, 11/21/2017		530,687
250	M	8.5%, 5/22/2019		294,840
1,000	M	2.65%, 10/26/2020		1,018,655
1,000	M	Deutsche Bank AG, 1.875%, 2/13/2018		994,129
1,000	M	DNB Bank ASA, 2.375%, 6/2/2021	(a)	1,016,534
750	M	Fifth Third Bank, 1.15%, 11/18/2016		750,523
		Goldman Sachs Group, Inc.:
1,000	M	6.15%, 4/1/2018		1,077,944
1,000	M	5.375%, 3/15/2020		1,113,260
750	M	JPMorgan Chase & Co., 6%, 1/15/2018		802,281
		Morgan Stanley:
500	M	5.95%, 12/28/2017		531,910
1,000	M	6.625%, 4/1/2018		1,084,223
1,000	M	Northern Trust Co., 6.5%, 8/15/2018		1,106,722
700	M	Santander U.K., PLC, 2%, 8/24/2018		701,262
750	M	SunTrust Banks, Inc., 6%, 9/11/2017		790,483
800	M	U.S. Bank NA, 2.125%, 10/28/2019		820,410
600	M	UBS AG, 5.875%, 12/20/2017		637,436
900	M	Wachovia Corp., 5.75%, 2/1/2018		963,427
500	M	Wells Fargo & Co., 4.6%, 4/1/2021		559,092
1,000	M	Wells Fargo Bank NA, 1.75%, 5/24/2019		1,013,955
				19,662,266
		Food/Beverage/Tobacco-2.3%
900	M	Anheuser-Busch InBev Finance, Inc., 1.9%, 2/1/2019		915,855
500	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		585,414
500	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		549,673
500	M	Philip Morris International, Inc., 5.65%, 5/16/2018		543,309
				2,594,251
		Health Care-2.0%
500	M	Biogen, Inc., 6.875%, 3/1/2018		544,417
1,000	M	Gilead Sciences, Inc., 2.55%, 9/1/2020		1,039,704
500	M	Laboratory Corp. of America Holdings, 2.2%, 8/23/2017		503,682
250	M	Quest Diagnostics, Inc., 2.7%, 4/1/2019		256,570
				2,344,373
		Industrials-.4%
500	M	PACCAR Financial Corp., 1.45%, 3/9/2018		503,938
		Information Technology-2.6%
500	M	Apple, Inc., 0.9341%, 5/6/2019		499,514
900	M	Diamond 1 Finance Corp., 4.42%, 6/15/2021	(a)	927,352
500	M	Hewlett Packard Enterprise Co., 2.85%, 10/5/2018	(a)	512,309
1,000	M	Oracle Corp., 1.9%, 9/15/2021	(b)	1,004,403
				2,943,578
		Manufacturing-1.4%
250	M	CRH America, Inc., 8.125%, 7/15/2018		280,823
500	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		555,489
750	M	Tyco Electronics Group SA, 6.55%, 10/1/2017		797,542
				1,633,854
		Media-Broadcasting-1.0%
1,000	M	Comcast Corp., 5.15%, 3/1/2020		1,130,622
		Media-Diversified-.5%
550	M	S&P Global, Inc., 5.9%, 11/15/2017		581,477
		Real Estate Investment Trusts-4.4%
1,000	M	Boston Properties, LP, 5.875%, 10/15/2019		1,125,098
578	M	ERP Operating, LP, 5.75%, 6/15/2017		601,814
500	M	HCP, Inc., 6.7%, 1/30/2018		537,217
1,000	M	Realty Income Corp., 3.25%, 10/15/2022		1,026,908
500	M	Simon Property Group, LP, 10.35%, 4/1/2019		609,239
1,000	M	Welltower, Inc., 6.125%, 4/15/2020		1,140,126
				5,040,402
		Retail-General Merchandise-1.6%
1,000	M	Amazon.com, Inc., 2.6%, 12/5/2019		1,043,894
800	M	McDonald's Corp., 2.1%, 12/7/2018		819,181
				1,863,075
		Telecommunications-1.7%
		AT&T, Inc.:
500	M	5.875%, 10/1/2019		566,066
500	M	2.45%, 6/30/2020		510,953
800	M	Verizon Communications, Inc., 3.65%, 9/14/2018		841,082
				1,918,101
		Transportation-.9%
1,000	M	Southwest Airlines Co., 2.65%, 11/5/2020		1,033,195
		Utilities-7.4%
860	M	Arizona Public Service Co., 8.75%, 3/1/2019	(b)	1,019,369
500	M	Consolidated Edison Co., Inc. of New York, 7.125%, 12/1/2018		570,690
500	M	Entergy Gulf States Lousiana, LLC, 6%, 5/1/2018		542,520
1,000	M	Exelon Generation Co., LLC, 6.2%, 10/1/2017		1,056,928
175	M	Great River Energy Co., 5.829%, 7/1/2017	(a)	181,006
1,000	M	Ohio Power Co., 6.05%, 5/1/2018		1,078,860
500	M	Public Service Electric & Gas Co., 1.8%, 6/1/2019		508,441
669	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022		669,405
500	M	Sempra Energy, 9.8%, 2/15/2019		602,177
1,557	M	Southern Power Co., 1.85%, 12/1/2017		1,569,828
700	M	Wisconsin Public Service Corp., 1.65%, 12/4/2018		710,114
				8,509,338
Total Value of Corporate Bonds (cost $71,919,365)				71,007,559
		ASSET BACKED SECURITIES-15.5%
		Fixed Autos-8.2%
1,200	M	Avis Budget Rental Car Funding AESOP, LLC, 2.97%, 2/20/2020	(a)	1,231,193
		Ford Credit Auto Owner Trust:
297	M	0.79%, 5/15/2018		296,926
910	M	1.39%, 7/15/2020		915,848
250	M	Ford Credit Floorplan Master Owner Trust, 1.42%, 1/15/2020		250,568
620	M	GM Financial Auto Leasing Trust., 1.76%, 3/20/2020		621,967
285	M	Harley-Davidson Motorcycle Trust, 1.3%, 3/16/2020		285,760
		Honda Auto Receivables Owner Trust:
960	M	1.31%, 10/15/2020		963,772
480	M	1.46%, 10/15/2020		483,090
950	M	Hyundai Auto Receivables Trust, 1.48%, 6/15/2021		952,513
400	M	Mercedes-Benz Auto Receivables Trust, 1.34%, 12/16/2019		402,139
1,425	M	Nissan Master Owner Trust, 1.44%, 2/15/2020		1,430,500
700	M	Toyota Auto Receivables Owner Trust, 1.52%, 6/15/2020		706,708
880	M	Volkswagen Auto Lease Trust, 1.25%, 12/20/2017		880,163
				9,421,147
		Fixed Credit Card-6.5%
950	M	American Express Credit Account Master Note Trust, 1.26%, 1/15/2020		954,027
1,200	M	Barclays DryRock Issuance Trust, 2.2%, 12/15/2022		1,235,570
1,675	M	Capital One Multi-Asset Execution Trust, 1.6%, 5/17/2021		1,696,370
		Chase Issuance Trust:
770	M	1.3%, 2/18/2020		774,148
300	M	1.84%, 4/15/2022		306,347
		Discover Card Execution Note Trust:
1,320	M	2.12%, 12/15/2021		1,354,254
570	M	1.04%, 4/15/2019		570,477
500	M	Synchrony Credit Card Master Trust, 2.21%, 5/15/2024		509,937
				7,401,130
		Fixed Equipment-.8%
940	M	John Deere Owner Trust, 1.36%, 4/15/2020		943,865
Total Value of Asset Backed Securities (cost $17,675,115)				17,766,142
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-12.7%
		Fannie Mae-10.2%
854	M	2.5%, 8/1/2030	(b)	885,090
3,067	M	3%, 8/1/2026 - 6/1/2030		3,229,398
7,085	M	3.5%, 10/1/2025 - 12/1/2029		7,542,665
				11,657,153
		Freddie Mac-2.5%
1,753	M	3%, 8/1/2027 - 8/1/2030		1,841,603
911	M	3.5%, 12/1/2025 - 8/1/2026		971,088
				2,812,691
Total Value of Residential Mortgage-Backed Securities (cost $14,374,526)				14,469,844
		U.S. GOVERNMENT OBLIGATIONS-4.6%
		U.S. Treasury Notes:
600	M	0.5%, 11/30/2016		600,360
1,000	M	0.75%, 2/28/2018		1,002,773
1,680	M	1%, 3/15/2019		1,694,307
1,920	M	1.375%, 4/30/2020		1,956,488
Total Value of U.S. Government Obligations (cost $5,196,774)				5,253,928
		U.S. GOVERNMENT AGENCY OBLIGATIONS-4.5%
		Fannie Mae:
450	M	1.125%, 7/20/2018		454,098
570	M	1.125%, 12/14/2018		575,390
265	M	1.5%, 6/22/2020		270,247
		Federal Home Loan Bank:
500	M	0.5%, 9/28/2016		500,205
1,730	M	0.875%, 5/24/2017		1,734,846
		Freddie Mac:
560	M	5.125%, 11/17/2017		594,926
1,035	M	1.5%, 12/30/2019		1,035,880
Total Value of U.S. Government Agency Obligations (cost $5,159,939)				5,165,592
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.1%
3,500	M	Federal Home Loan Bank, 0.26%, 7/29/2016 (cost $3,499,292)		3,499,566
Total Value of Investments (cost $117,825,011)		102.4%		117,162,631
Excess of Liabilities Over Other Assets		(2.4)		(2,712,071)
Net Assets		100.0%		$ 114,450,560

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2016, the Fund held ten
144A securities with an aggregate value of $7,545,704 representing 6.6% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

At June 30, 2016, the cost of investments for federal income tax purposes was $117,825,011. Accumulated net unrealized depreciation on investments was $662,380, consisting of $643,775 gross unrealized appreciation and
$1,306,155 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$71,007,559	$-	$71,007,559
Asset Backed Securities	-	17,766,142	-	17,766,142
Residential
Mortgage-Backed Securities	-	14,469,844	-	14,469,844
U.S. Government Obligations	-	5,253,928	-	5,253,928
U.S. Government Agency
Obligations	-	5,165,592	-	5,165,592
Short-Term U.S Government
Agency Obligations	-	3,499,566	-	3,499,566
Total Investments in Securities*	$-	$117,162,631	$-	$117,162,631

*The Portfolio of Investments provides information on the industry categorization of corporate bonds and asset backed securities.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2016.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
STRATEGIC INCOME FUND
June 30, 2016

Shares or
Principal
Amount		Security	Value
		MUTUAL FUNDS-97.6%
		First Investors Income Funds-87.6%
1,494,083		Floating Rate Fund - Institutional Class Shares	$ 14,253,548
19,204,115		Fund For Income - Institutional Class Shares	46,473,959
984,042		Government Fund - Institutional Class Shares	10,775,262
812,961		International Opportunities Bond Fund - Institutional Class Shares	7,454,856
2,196,756		Investment Grade Fund - Institutional Class Shares	21,769,854
2,536,379		Limited Duration High Quality Bond Fund - Institutional Class Shares	24,755,055
			125,482,534
		First Investors Tax Exempt Funds-7.5%
1,078,689		Tax Exempt Income Fund - Institutional Class Shares	10,754,532
		First Investors Equity Funds-2.5%
355,941		Covered Call Strategy Fund - Institutional Class Shares	3,605,680
Total Value of Mutual Funds (cost $144,857,636)			139,842,746
		SHORT TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.6%
		Federal Home Loan Bank:
$800	M	0.255%, 7/22/2016	799,926
1,500	M	0.4%, 9/14/2016	1,499,155
Total Value of Short Term U.S. Government Agency Obligations (cost $2,298,631)			2,299,081
Total Value of Investments (cost $147,156,267)		99.2%	142,141,827
Other Assets, Less Liabilities		.8	1,154,418
Net Assets		100.0%	$ 143,296,245

At June 30, 2016, the cost of investments for federal income tax purposes was
$147,163,371. Accumulated net unrealized depreciation on investments was
$5,021,544, consisting of $63,658 gross unrealized appreciation and $5,085,202 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Mutual Funds
First Investors Income Funds	$125,482,534	$-	$-	$125,482,534
First Investors Tax Exempt
Funds	10,754,532	-	-	10,754,532
First Investors Equity Funds	3,605,680	-	-	3,605,680
Short-Term U.S Government
Agency Obligations	-	2,299,081		2,299,081
Total Investments in Securities	$139,842,746	$2,299,081	$-	$142,141,827

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2016.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed Income securities, other than short-term debt securities held by the Cash Management Fund, are priced based upon valuations that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust's Board of Trustees ("the Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. ("FIMCO") decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. The underlying Funds in which Strategic Income Fund invests are also categorized in Level 1. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates, loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost by the Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of June 30, 2016, for each Fund's investments is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives-Some of the Funds may invest in derivatives such as futures contracts and options on futures contracts ("options"), to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected.

When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds' investment adviser, FIMCO to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used.

For the period ended June 30, 2016, the Funds had no open investments in futures contracts or options.

Foreign Exchange Contracts-The International Opportunities Bond Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and the Fund may invest in them in order to hedge its currency exposure in bond positions or to gain currency exposure held by the Fund. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are "marked-to-market" daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Fund's assets. During the period, the Fund used currency forwards to hedge currency exposure from certain bonds as well as to gain currency exposure in certain countries.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By /S/ William Lipkus

William Lipkus

President and Principal Executive Officer

Date: August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Income Funds

By /S/ William Lipkus

William Lipkus

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: August 24, 2016